OMB APPROVAL
OMB Number: 3235-0570 Expires: January 31, 2014 Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710, Denver, CO 80265
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: August 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ANNUAL REPORT

August 31, 2017

California Tax-Free Income Fund
U.S. Government Securities Fund
Short-Term U.S. Government Bond Fund
The United States Treasury Trust Fund
S&P 500 Index Fund
S&P MidCap Index Fund
S&P SmallCap Index Fund
Shelton Core Value Fund
European Growth & Income Fund
Nasdaq-100 Index Fund
Shelton Green Alpha Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	August 31, 2017

Historical Performance and Manager’s Discussion	1
About Your Fund’s Expenses	7
Top Holdings and Sector Breakdowns	9
Portfolio of Investments	13
Statements of Assets & Liabilities	30
Statements of Operations	33
Statements of Changes in Net Assets	36
Financial Highlights	41
Notes to Financial Statements	51
Report of Independent Registered Public Accounting Firm	59
Fund Holdings	60
Proxy Voting Policies, Procedures and Voting Records	60
Board of Trustees and Executive Officers	61

Historical Performance and Manager’s Discussion (Unaudited)	August 31, 2017

Bond Funds

There were two general themes that impacted the bond markets over the last fiscal year, the biggest being the surprise outcome of the November 2016 elections, which resulted in the election of Donald Trump and Republican party control of both the House and Senate. The bond markets reacted with rapidly rising rates, anticipating accelerated economic growth and potential inflation from a Republican economic stimulus plan, tax reform and less regulation. The 10 year US Treasury bond yield on election day, November 8, 2016, was 1.86%. It was 2.06% the next day, 2.22% a week later, eventually rising to 2.60% on December 15, 2016. From that point through the end of March 2017, the 10 year US Treasury yield oscillated in a range from 2.31% to 2.63%. For the remainder of the fiscal year the yield oscillation began to trend downward, with the yield oscillating in a range between 2.12% and 2.42%, ending the period at the low point of that range.

The other dominant theme was the actions of the Federal Reserve, primarily with respect to the speed of raising the Fed Funds target rate and anticipation of a balance sheet normalization process. The Federal Reserve did raise the Fed Funds target rate on three occasions for a total of 75 basis points during the fiscal year. In June 2017 the Federal Reserve outlined plans to begin a balance sheet normalization process. The explicit timing wasn’t announced, but the plan is to begin reducing the balance sheet by $10 billion per month, increasing that number by $10 billion each quarter for a year until the pace is $50 billion per month. As the Federal Reserve had communicated their intentions well in advance these actions were anticipated by the markets. Interest rates on US Treasuries rose over the course of the fiscal year in a generally parallel shift, although they remain historically low. There hasn’t been a catalyst to push rates markedly higher, as official inflation statistics have remained persistently low, and yields of US Treasuries remain high compared to other first world sovereign debt issuers.

The three month T-Bill had a range of 0.17% to 1.17%, ending the fiscal year at 0.99%, with the rising rates being both in anticipation and as a result of the Federal Reserve raising the Fed Funds target rate. The yield on the two-year note ranged from 0.73% to 1.41%, ending the fiscal year at 1.33%. The five-year note ranged from 1.11% to 2.14%, ending the fiscal year at 1.70%. The 10-year yield ranged from 1.54% to 2.63%, ending the year at 2.12%. The 30-year yield ranged between 2.22% and 3.21%, ending the year at 2.73%.

The U.S. Government Securities Fund ended the fiscal year ended August 31, 2017 with a duration of 4.61 years and a total return of the Direct Shares for the period of -1.14%. All of the securities in the Fund are backed by the full faith and credit of the United States.

As of the August 31, 2017 fiscal year end, the total return for the Direct Shares of the Short-Term U.S. Government Bond Fund was 0.09%, with a duration of 1.68 years. The Fund continues to predominantly hold US Treasury Notes with maturities of less than three years, and all the securities in the portfolio are backed by the full faith and credit of the United States.

California municipal market bond yields do not necessarily move in lock step with US Treasury yields, but are subject to the level and shape of the benchmark U.S. Treasury curve, as well as the specific economic circumstances of both the State of California and each specific issuer. In the immediate aftermath of the 2016 Presidential election, municipal bond yields rose relative to US Treasuries on speculation that Republican control of both the executive and legislative branches could bring tax reforms that would negatively impact the tax benefits of holding municipal bonds. This trend started to reverse in December 2016 with a general trend of municipal bonds yields falling relative to US Treasuries for the remainder of the fiscal year. California municipal bond investors continue to benefit from crossover investors looking for yield and general economic conditions in California have strengthened due in large part to the state’s high concentration of technology companies. Standard & Poor’s, Moody’s and Fitch all maintained their rating on CA GO bonds at AA-, Aa3, and AA- respectively. The Bloomberg US California Muni yield curve steepened slightly over the course of the year. The difference in yield between the 2 year and 10 year bonds at fiscal year end was at 1.14% compared to 0.89% at the end of the prior fiscal year end.

The California Tax-Free Income Fund’s total return for the fiscal year ended August 31, 2017 was 0.43%, and the duration was 5.10 years at fiscal year end. The portfolio average credit rating is AA.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2017

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/17
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
California Tax-Free Income Fund	0.43%	2.44%	3.72%	5.79%
Barclays Municipal Bond Index	1.31%	3.32%	4.77%	6.35%

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/17
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	-1.14%	0.44%	2.30%	5.48%
Barclays GNMA Index	0.81%	1.73%	4.26%	6.54%
Barclays Treasury Index	-0.69%	1.40%	3.88%	6.31%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/17
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	-1.67%	-0.07%	1.79%	2.11%
Barclays GNMA Index	0.81%	1.73%	4.26%	4.23%
Barclays Treasury Index	-0.69%	1.40%	3.88%	3.74%

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/17
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Short-Term U.S. Government Bond Fund	0.09%	-0.01%	1.10%	2.09%
Barclays 1-3 Yr. Treasury Index	0.55%	0.67%	1.80%	2.97%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/17
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Short-Term U.S. Government Bond Fund	-0.35%	-0.49%	0.61%	0.94%
Barclays 1-3 Yr. Treasury Index	0.55%	0.67%	1.80%	2.07%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2017

Stock Funds

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares the daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The S&P Nasdaq-100 Index Fund had a correlation of 1.000 for the fiscal year. The S&P 500 Index Fund, SmallCap Fund and S&P MidCap Index Fund each had a correlation of 0.999.

During the fiscal year, the Direct shares of the S&P 500 Index Fund out-performed the Direct Shares of the S&P SmallCap and MidCap Index Fund by posting gains of 15.89%, compared to 12.12% and 13.01%, respectively. It’s important to note, however, that during the year the relative performance varied substantially. After an election that surprised almost all prognasticators, the S&P MidCap and SmallCap funds sunstantially outperformed the S&P 500 Index Fund. However, the returns of these two funds remained relatively flat for the balance of the fiscal year while the S&P 500 Index Fund continued to grow gradually. Finally, during the last month of the fiscal year, the MidCap and SmallCap funds fell behind and failed to catch up, despite a rally at the end of the period.

The Nasdaq-100 Index Fund (Direct Shares) finished up 25.29%, versus a benchmark performance of 27.00%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. As of October 2017, Apple Inc. alone made up 11.6% of the index and the top ten holdings accounted for over 50% of the index. It provides investors a strong technology exposure as well as the related volatility.

Our European Growth & Income Fund is managed using ADRs for many of the stocks that make up the Dow Stoxx 50, a European large-cap Index. The Fund uses the weightings of this benchmark as an approximation for weighting of its holdings. The Fund (Direct Shares) was up 19.68% for the year and out- performed its benchmark, which was up 17.17%. This fund generally provides investors a low-cost, efficient tool to diversify internationally. We did not hedge the currency risk during the previous fiscal year. The Manager does not invest in all members of the benchmark because, in some cases, ADRs are not available or do not provide sufficient liquidity.

The Shelton Core Value Fund is a value fund that focuses on income as well as the potential for capital appreciation. The Direct Shares were up 9.10% for the year. The performance of the fund trailed the U.S. stock market as measured by the S&P 500 Index by 7.13% and the LargeCap value market, as measured by the S&P 500 Value Index, by 3.25%. Equity markets in the United States have been driven by a strong rally that began immediately after President Trump’s election. While many believed that this election result would push equity valuations downward, and in fact futures markets sold off substantially over night as election returns were broadcast, that has not been the case. Despite significant negative political news about the current administration, and serious geopolitical challenges including most recently a hydogen bomb test by North Korea, substantial threats of war on the Korean Pennisula, terrorism, and continued weakeness in economic growth around the world, there has been little impact on equity valuations. The Bloomberg Commodity Index finished the year largely where it began, albiet with some volatility over the period, gas prices have proven stable, gold prices finsihed within a few points of where they were at the beginning of the year and the employment outlook is extremely positive. Using earnings multiples as a measuring guide, the world has dismissed the worst fears and the equity rally that began in March of 2009 continued with remarkable strength.

The Federal Reserve, which is itself facing a potentially controvesial change in leadership, is expected to continue raising short-term interest rates and unwinding the most significant fiscal stimulus policy ever undertaken. The Fed made three 25 basis point increases during the year in its widely followed target rate and has broadcast a plan to reduce it’s balance sheet. We have previously discussed that investors should expect short-term volatility because of changing expectations in what the Fed may do, and more importantly whether it will be able to effect it’s policy decisions without a negative market reaction. The proverbial punch bowl is the Fed’s low target rate and it’s balance sheet. Investors are wise to remember that when it sells securities, which it has broadcast that it plans to do, the counter effect happens and it pulls liquidity out of the market.

On the plus side, both initial and conitinuing unemployment claims are at lows not measured since the end of the 1999 dotcom bubble when the labor market was a fraction of its current size. Unemployment and under-employment surveys have improved considerably, even beyond our readings last year but wage inflation has not been a factor in the economy, possibly due to an uptick in labor participation rates. Low commodity prices and inflation have traditionally been good for American families and as they spend less on necessities, they are able to improve their lives with spending on other goods and services.

We have maintained a larger portion of the portfolio in cash and cash equivalents and written covered calls against part of the portfolio in order to generate cash flow while partially insulating shareholders from what we view as high market valuations and substantial geopolitical risk. As the punch bowl is taken away, we believe asset valuations will come under pressure and we seek to provide the best long-term total returns, which means accepting a more moderate performance for the time being with the expectations that the portfolio’s positioning will maximize long-term returns for shareholders. According to Bloomberg, the P/E ratio on the S&P 500 Index at the end of August 2017 was 21.12, up from 20.49 at the beginning of the period. While this ratio has risen higher than this level in the past, the message we repeat is that the easy money in the equity markets is behind us, and an important take away here is that a large part of the return in the fund was driven by increases in how the market valued earnings, and not by strong earnings growth or economic strength.

Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index funds (S&P 500, MidCap and SmallCap Funds) to achieve a more diversified equity portfolio. Over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000.

The reason for this is that smaller companies’ market caps represent a very small piece of the massive Wilshire 5000. Therefore, their performance does not factor significantly into the total return. Keep in mind, however, that during periods where large-cap stocks out-perform their smaller counterparts, this strategy may result in underperformance. So why balance these three sectors in this way? Two reasons: First, at times we need access to our capital. By employing this method, we maintain a degree of flexibility where we can draw from. As an investor, you can reduce holdings from any of the three holdings based on relative valuations. This can prove handy for a number of reasons. Second, history is on our side in that although more volatile, small-cap stocks have returned more to investors over the long haul.

Our view at the time of writing is that while growth will continue to come slowly, corporations will be profitable, and US equities represent an attractive investment opportunity for investors who are comfortable with the associated risks and volatility. The current political dysfunction, in our opinion, is singularly responsible for the poor economic growth we are seeing in the economy. We will become much more bullish if the political dialog about economic policy improves as we believe this is the simplest, most direct route to economic growth and labor market participation. Capital markets perform best with a strong rule of law governing property rights and minimal incremental government influence.

While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2017

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/17

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	15.89%	14.02%	7.43%	9.36%
S&P 500 Composite Stock Price Index	16.23%	14.32%	7.60%	9.53%

K SHARES Average Annual Total Returns* for the periods ended 8/31/17

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	15.31%	13.45%	6.91%	7.84%
S&P 500 Composite Stock Price Index	16.23%	14.32%	7.60%	8.58%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/17

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	13.01%	13.74%	8.45%	11.70%
S&P MidCap 400 Index	12.35%	13.97%	8.85%	12.01%

K SHARES Average Annual Total Returns* for the periods ended 8/31/17

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	12.45%	13.17%	7.93%	9.28%
S&P MidCap 400 Index	12.35%	13.97%	8.85%	10.26%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/17

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	12.12%	14.06%	8.29%	9.51%
S&P SmallCap 600 Index	13.00%	14.38%	8.60%	10.16%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2017

K SHARES Average Annual Total Returns* for the periods ended 8/31/17

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	11.59%	13.48%	7.77%	9.30%
S&P SmallCap 600 Index	13.00%	14.38%	8.60%	10.23%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/17

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Core Value Fund	9.10%	11.88%	6.94%	8.02%
S&P / Citigroup Value Index	12.33%	13.18%	5.56%	7.91%
S&P 500 Composite Stock Price Index	16.23%	14.32%	7.60%	8.57%

K SHARES Average Annual Total Returns* for the periods ended 8/31/17

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Core Value Fund	8.57%	11.33%	6.44%	7.83%
S&P / Citigroup Value Index	12.33%	13.18%	5.56%	7.86%
S&P 500 Composite Stock Price Index	16.23%	14.32%	7.60%	8.58%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/17

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
European Growth & Income Fund	19.68%	7.30%	0.73%	1.83%
Dow Jones STOXX 50 Index (USD)	17.16%	6.18%	-0.08%	1.47%

K SHARES Average Annual Total Returns* for the periods ended 8/31/17

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
European Growth & Income Fund	19.19%	6.78%	0.24%	4.56%
Dow Jones STOXX 50 Index (USD)	17.16%	6.18%	-0.08%	4.85%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2017

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/17

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	25.29%	17.73%	12.47%	2.90%
Nasdaq-100 Index	27.00%	18.17%	12.82%	3.48%

K SHARES Average Annual Total Returns* for the periods ended 8/31/17

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	24.70%	17.17%	11.92%	10.89%
Nasdaq-100 Index	27.00%	18.17%	12.82%	11.85%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/17

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception** (Annualized)
Shelton Green Alpha Fund	19.20%	N/A	N/A	13.06%
S&P 500 Composite Stock Price Index	16.23%	N/A	N/A	13.94%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	Shelton Green Alpha Fund commencement of operations was March 12, 2013.

About Your Fund’s Expenses (Unaudited) August 31, 2017

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,004	$ 6.91	0.69%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,043	$ 7.05	0.69%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 989	$ 7.36	0.74%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,043	$ 7.56	0.74%
K Shares
Based on Actual Fund Return	$ 1,000	$ 983	$ 12.29	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,038	$ 12.64	1.24%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,001	$ 5.90	0.59%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,044	$ 6.03	0.59%
K Shares
Based on Actual Fund Return	$ 1,000	$ 996	$ 10.88	1.09%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,039	$ 11.11	1.09%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 5.30	0.53%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,045	$ 5.42	0.53%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 10.30	1.03%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,040	$ 10.51	1.03%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,159	$ 3.89	0.36%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,046	$ 3.68	0.36%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,153	$ 9.26	0.86%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,041	$ 8.78	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,130	$ 6.18	0.58%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,044	$ 5.93	0.58%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,125	$ 11.48	1.08%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,039	$ 11.01	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,121	$ 7.85	0.74%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,043	$ 7.56	0.74%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,116	$ 13.12	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,038	$ 12.64	1.24%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,091	$ 8.15	0.78%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,042	$ 7.96	0.78%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,086	$ 13.35	1.28%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,037	$ 13.04	1.28%

About Your Fund’s Expenses (Unaudited) August 31, 2017 (Continued)

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period*	Net Annual Expense Ratio
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,197	$ 10.99	1.00%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,040	$ 10.20	1.00%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,192	$ 16.44	1.50%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,035	$ 15.26	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,253	$ 5.52	0.49%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,045	$ 5.01	0.49%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,247	$ 11.12	0.99%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,040	$ 10.10	0.99%
Shelton Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,192	$ 14.36	1.31%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,037	$ 13.34	1.31%

*	Expenses are equal to the Fund’s expense ratio annualized

Top Holdings and Sector Breakdowns (Unaudited)	August 31, 2017

California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	East Side Union High School District	General Obligation Refunding Bonds (2012 Crossover); 2006	$ 3,659,280	4.9%
2	California State Public Works Board	Lease Revenue Bonds; 2009 Series I-1	3,339,570	4.5%
3	State of California	Tax-Exempt Various Purpose General Obligation Bonds	3,064,290	4.1%
4	Los Rios Community College District	General Obligation Bonds; 2008 Election, Series B	2,959,900	4.0%
5	San Francisco Bay Area Rapid Transit District	San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,810,623	3.8%
6	Mount San Antonio Community College District	General Obligation Bonds; Election of 2008, Series 2013A	2,757,650	3.7%
7	California Educational Facilities Authority	Revenue Bonds (University of Southern California); Series 2009A	2,618,775	3.5%
8	William S Hart Union High School District	General Obligation Bonds; 2001 Election, Series B	2,569,994	3.4%
9	East Bay Municipal Utility District Water System Revenue	Water System Revenue Bonds; 2015 Series B	2,558,605	3.4%
10	City of Los Angeles CA	General Obligation refunding Bonds; Series 2012-A	2,314,400	3.1%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	08/15/2023	$ 2,593,896	11.9%
2	United States Treasury Note/Bond	02/15/2022	2,435,953	11.1%
3	United States Treasury Note/Bond	11/15/2018	2,367,473	10.8%
4	United States Treasury Note/Bond	05/15/2025	2,218,262	10.1%
5	United States Treasury Note/Bond	08/15/2020	2,172,229	9.9%
6	United States Treasury Note/Bond	02/15/2021	2,141,758	9.8%
7	United States Treasury Note/Bond	02/15/2019	1,939,670	8.9%
8	United States Treasury Note/Bond	02/29/2024	1,318,027	6.0%
9	United States Treasury Note/Bond	03/31/2018	1,211,791	5.5%
10	United States Treasury Note/Bond	05/15/2038	1,057,656	4.8%

Short-Term U.S. Government Bond Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	01/31/2020	$ 1,100,322	21.0%
2	United States Treasury Note/Bond	01/31/2019	1,099,527	21.0%
3	United States Treasury Note/Bond	06/15/2018	999,258	19.1%
4	United States Treasury Note/Bond	07/31/2020	914,783	17.5%
5	United States Treasury Note/Bond	06/30/2019	696,158	13.3%
6	United States Treasury Note/Bond	01/31/2018	299,697	5.7%
7	Ginnie Mae II Pool	11/20/2034	80,477	1.5%
8	Ginnie Mae II Pool	06/20/2034	48,187	0.9%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2017

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	10/12/2017	$ 16,480,618	28.0%
2	United States Treasury Bill	10/05/2017	13,385,750	22.7%
3	United States Treasury Bill	09/14/2017	8,197,289	13.9%
4	United States Treasury Bill	10/26/2017	6,788,728	11.5%
5	United States Treasury Bill	09/28/2017	5,096,431	8.6%
6	United States Treasury Bill	01/04/2018	4,981,198	8.4%
7	United States Treasury Bill	09/07/2017	4,099,362	6.9%

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 6,663,648	4.1%
2	Microsoft Corp	4,489,864	2.8%
3	Facebook Inc	3,106,122	1.9%
4	Amazon.com Inc	3,020,248	1.9%
5	Johnson & Johnson	2,774,210	1.7%
6	Berkshire Hathaway Inc	2,638,595	1.6%
7	Exxon Mobil Corp	2,542,323	1.6%
8	JPMorgan Chase & Co	2,520,834	1.5%
9	Alphabet Inc	2,183,679	1.3%
10	Alphabet Inc	2,154,823	1.3%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Cadence Design Systems Inc	$ 848,625	0.7%
2	MSCI Inc	815,106	0.7%
3	Take-Two Interactive Software Inc	762,273	0.6%
4	Huntington Ingalls Industries Inc	740,730	0.6%
5	Trimble Inc	733,798	0.6%
6	CDK Global Inc	726,464	0.6%
7	NVR Inc	721,025	0.6%
8	Cognex Corp	705,581	0.6%
9	Teleflex Inc	701,951	0.6%
10	Broadridge Financial Solutions Inc	698,795	0.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2017

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment
1	ALLETE Inc	$ 353,243	0.6%
2	Spire Inc	331,322	0.5%
3	Brink's Co/The	319,056	0.5%
4	Avista Corp	296,321	0.5%
5	Nektar Therapeutics	293,411	0.5%
6	CACI International Inc	285,560	0.4%
7	Lumentum Holdings Inc	283,454	0.4%
8	Barnes Group Inc	280,340	0.4%
9	Evercore Inc	277,279	0.4%
10	Integra LifeSciences Holdings Corp	276,927	0.4%

Shelton Core Value Fund

Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill	$ 33,483,134	19.2%
2	Ford Motor Co	8,412,581	4.8%
3	JPMorgan Chase & Co	6,455,008	3.7%
4	Sprouts Farmers Market Inc	5,184,400	3.0%
5	Wells Fargo & Co	4,488,491	2.6%
6	Gilead Sciences Inc	4,285,952	2.5%
7	Chevron Corp	3,952,237	2.3%
8	Celgene Corp	3,558,553	2.0%
9	Goldman Sachs Group Inc/The	3,546,279	2.0%
10	Bank of America Corp	3,344,600	1.9%

European Growth & Income Fund

Security		Market Value	Percentage of Total Investment
1	Nestle SA	$ 636,717	5.9%
2	Novartis AG	603,264	5.6%
3	AXA SA	549,017	5.1%
4	Bayer AG	527,502	4.9%
5	Roche Holding AG	494,157	4.6%
6	Siemens AG	489,883	4.6%
7	LVMH Moet Hennessy Louis Vuitton SE	488,994	4.6%
8	Anheuser-Busch InBev SA/NV	437,969	4.1%
9	Royal Dutch Shell PLC	427,700	4.0%
10	Allianz SE	388,560	3.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2017

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 49,437,472	10.3%
2	Microsoft Corp	31,545,762	6.6%
3	Facebook Inc	23,638,824	4.9%
4	Amazon.com Inc	23,236,298	4.8%
5	Alphabet Inc	19,847,104	4.1%
6	Alphabet Inc	19,357,939	4.0%
7	Comcast Corp	15,361,545	3.2%
8	Intel Corp	13,197,227	2.7%
9	Cisco Systems Inc	12,870,150	2.7%
10	Amgen Inc	10,447,187	2.2%

Shelton Green Alpha Fund

Security		Market Value	Percentage of Total Investment
1	Vestas Wind Systems A/S	$ 2,265,692	6.5%
2	Pattern Energy Group Inc	1,808,640	5.2%
3	Canadian Solar Inc	1,523,870	4.3%
4	8Point3 Energy Partners LP	1,456,420	4.2%
5	Applied Materials Inc	1,443,840	4.1%
6	Skyworks Solutions Inc	1,422,360	4.1%
7	JinkoSolar Holding Co Ltd	1,280,180	3.7%
8	Tesla Inc	1,174,470	3.3%
9	First Solar Inc	1,155,216	3.3%
10	United Natural Foods Inc	1,063,350	3.0%

California Tax-Free Income Fund	Portfolio of Investments	8/31/2017

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Municipal Bonds (94.73%)

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	$3,000,000	6.125%	11/01/2029	$3,339,570
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	05/01/2019	1,069,670
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/01/2038	2,618,775
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank	1,200,000	5.000%	10/01/2033	1,450,680
CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/01/2030	1,219,130
CALIFORNIA, STATE OF
Tax-Exempt Various Purpose General Obligation Bonds	3,000,000	5.000%	04/01/2038	3,064,290
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	06/01/2026	2,558,605
EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	09/01/2023	3,659,280
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	08/01/2027	1,596,260
LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	08/15/2023	1,202,650
LOS ANGELES CA WASTEWATER SYSTEM REVENUE
Los Angeles CA Wstwter System Revenue Bond	500,000	5.000%	06/01/2044	577,895
LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	09/01/2021	2,314,400
LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	08/01/2028	1,055,836
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	07/01/2021	1,149,920
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	07/01/2023	1,814,745
Propositin A First Tier Los Angeles County Met Transport	500,000	4.000%	07/01/2028	568,940
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	07/01/2018	1,552,725
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	07/01/2037	2,287,832
LOS ANGELES, HARBOR DEPARTMENT OF THE CITY OF
Revenue Bonds; 2014 Series C	290,000	4.000%	08/01/2023	333,993
LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	08/01/2032	2,959,900
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	07/01/2035	1,071,740
MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District	200,000	4.000%	09/01/2021	223,472
MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	07/01/2020	556,640
MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	08/01/2034	2,757,650
PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	06/01/2020	1,306,401
PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	08/01/2018	1,038,350
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	09/01/2020	1,506,615
REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	05/01/2029	1,117,927
ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	02/01/2025	901,500
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	02/01/2024	1,138,940
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	07/01/2024	1,196,660
SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%	08/01/2027	1,418,272

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Continued)	8/31/2017

Security Description	Par Value	Rate	Maturity	Value (Note 1)
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds)	$645,000	4.000%	08/01/2034	$716,234
San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,300,000	5.000%	08/01/2036	2,810,623
SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	06/15/2033	1,061,480
SAN FRANCISCO, CITY AND COUNTY AIRPORT
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	500,000	5.000%	05/01/2020	554,030
SAN FRANCISCO CITY AND COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue	700,000	4.000%	10/01/2021	785,022
SAN FRANCISCO, PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue	1,170,000	5.000%	11/01/2036	1,392,288
San Francisco City and Green Bond Series A	680,000	5.000%	11/01/2030	825,146
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250%	04/01/2037	2,005,340
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	04/01/2034	1,179,730
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	08/01/2029	1,743,675
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	07/01/2023	1,112,400
Souther California Public Power Authority Windy Pt/Windy Flats Project 1	1,400,000	5.000%	07/01/2026	1,556,520
TUOLUMNE WIND PROJECT AUTHORITY
Tuolumne Wind Project Authority	1,000,000	5.000%	01/01/2020	1,094,860
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	09/01/2029	2,569,993
YUBA COUNTY LEVEE FINANCING AUTHORITY
Revenue Bonds; 2008 Series A	1,305,000	5.000%	09/01/2038	1,305,000

Total Municipal Bonds (Cost $67,268,275)				71,341,604

Variable Rate Demand Notes* (4.22%)
Metropolitan Water District of Southern California***	400,000	0.507%**	07/01/2035	400,000
Regents of the University of California Medical Center Pooled Revenue***	1,400,000	0.355%**	05/15/2032	1,400,000
State of California***	300,000	0.320%**	05/01/2034	300,000
California Health Facilities Financing Authority***	1,000,000	5.000%**	07/01/2043	1,080,390

Total Variable Rate Demand Notes (Cost $3,180,390)				3,180,390

Total Investments (Cost $70,448,664) (a) (98.95%)				$74,521,994
Other Net Assets (1.05%)				787,985
Net Assets (100.00%)				$75,309,979

(a)	Aggregate cost for federal income tax purposes is $70,428,620.

At August 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$4,260,675
Unrealized depreciation	(167,301)
Net unrealized appreciation	$4,093,374

*	Stated maturity reflects next reset date.
**	Rate Effective as of August 31, 2017.
***	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

See accompanying notes to financial statements.

U.S. Government Securities Fund	Portfolio of Investments	8/31/2017

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (5.85%)
	$1,452	10.000	09/15/2018	$1,469
	44,246	5.500	01/15/2025	49,055
	193,526	5.500	04/15/2036	215,050
	66,292	5.000	07/15/2020	69,474
	118,492	6.000	01/15/2026	133,658
	168,557	5.000	03/15/2038	183,967
	89,224	6.000	06/15/2038	100,934
	511,860	3.500	11/20/2044	534,545
Total Government National Mortgage Association (Cost $1,214,899)				1,288,152

United States Treasury Bonds (9.86%)
	700,000	2.250	08/15/2027	708,025
	800,000	4.500	05/15/2038	1,057,656
	400,000	2.750	08/15/2042	405,383
Total United States Treasury Bonds (Cost $1,387,686)				2,171,064

United States Treasury Notes (83.58%)
	2,300,000	3.750	11/15/2018	2,367,473
	1,900,000	2.750	02/15/2019	1,939,670
	2,100,000	2.625	08/15/2020	2,172,229
	2,000,000	3.625	02/15/2021	2,141,758
	1,200,000	2.875	03/31/2018	1,211,791
	2,400,000	2.000	02/15/2022	2,435,953
	2,500,000	2.500	08/15/2023	2,593,896
	2,200,000	2.125	05/15/2025	2,218,262
	1,300,000	2.125	02/29/2024	1,318,027
Total United States Treasury Notes (Cost $18,933,896)				18,399,059

Total Investments (Cost $21,536,481) (a) (99.29%)				$21,858,275
Other Net Assets (0.71%)				156,684
Net Assets (100.00%)				$22,014,959

(a) Aggregate cost for federal income tax purposes is $21,536,481.

At August 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$387,361
Unrealized depreciation	(65,567)
Net unrealized appreciation	$321,794

See accompanying notes to financial statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments	8/31/2017

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (2.42%)
	$45,511	3.125	06/20/2034	$48,187
	77,149	2.250	11/20/2034	80,477
Total Government National Mortgage Association (Cost $123,238)				128,664

United States Treasury Notes (95.97%)
	1,100,000	1.250	01/31/2019	1,099,527
	700,000	1.000	06/30/2019	696,158
	300,000	0.875	01/31/2018	299,697
	1,100,000	1.375	01/31/2020	1,100,322
	900,000	2.000	07/31/2020	914,783
	1,000,000	1.125	06/15/2018	999,258
Total United States Treasury Notes (Cost $5,115,002)				5,109,745

Total Investments (Cost $5,238,240) (a) (98.39%)				$5,238,409
Other Net Assets (1.61%)				85,528
Net Assets (100.00%)				$5,323,937

(a)	Aggregate cost for federal income tax purposes is $5,238,240.

At August 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$11,444
Unrealized depreciation	(11,275)
Net unrealized appreciation	$169

The United States Treasury Trust	Portfolio of Investments	8/31/2017

Security Description	Par Value	Maturity	Value (Note 1)
United States Treasury Bills, DN (b) (99.59%)
	$8,200,000	09/14/2017	$8,197,289
	16,500,000	10/12/2017	16,480,618
	5,000,000	01/04/2018	4,981,198
	4,100,000	09/07/2017	4,099,362
	5,100,000	09/28/2017	5,096,431
	13,400,000	10/05/2017	13,385,750
	6,800,000	10/26/2017	6,788,728
Total United States Treasury Bills, DN (Cost $59,029,376)			59,029,376

Total Investments (Cost $59,029,376) (a) (99.59%)			$59,029,376
Other Net Assets (0.41%)			242,116
Net Assets (100.00%)			$59,271,492

(a)	Aggregate cost for federal income tax purposes is $59,029,376.

(b)	Discount Note. Yield to maturity is between 0.81% - 1.11%.

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments	8/31/2017

Security Description	Shares	Value (Note 1)
Common Stock (99.74%)

Basic Materials (2.36%)
Air Products & Chemicals Inc	1,615	$234,773
Albemarle Corp	868	100,914
CF Industries Holdings Inc	1,795	52,037
Dow Chemical Co/The	8,645	576,189
Eastman Chemical Co	1,048	90,338
EI du Pont de Nemours & Co	6,896	578,781
FMC Corp	1,102	95,014
Freeport-McMoRan Inc*	6,887	101,790
IFF	683	93,469
International Paper Co	3,175	171,037
LyondellBasell Industries NV	2,971	269,143
Monsanto Co	3,626	424,967
Mosaic Co/The	2,068	41,319
Newmont Mining Corp	3,766	144,388
Nucor Corp	2,404	132,484
PPG Industries Inc	2,102	219,281
Praxair Inc	2,168	285,179
Sherwin-Williams Co/The	628	213,062
United States Steel Corp	1,093	29,085
Total Basic Materials		3,853,250

Communications (13.74%)
Alphabet Inc*	2,294	2,154,823
Alphabet Inc*	2,286	2,183,679
Amazon.com Inc* (c)	3,080	3,020,248
AT&T Inc	47,774	1,789,614
CBS Corp	3,433	219,918
CenturyLink Inc	4,581	90,337
Charter Communications Inc*	1,671	665,960
Cisco Systems Inc	39,132	1,260,442
Comcast Corp	36,651	1,488,397
Discovery Communications Inc*	1,878	41,710
Discovery Communications Inc*	1,878	39,457
DISH Network Corp*	1,784	102,205
eBay Inc*	8,321	300,638
Expedia Inc	689	102,220
F5 Networks Inc*	602	71,867
Facebook Inc* (c)	18,062	3,106,122
Interpublic Group of Cos Inc/T	3,241	65,274
Juniper Networks Inc	2,718	75,370
Level 3 Communications Inc*	2,152	117,133
Motorola Solutions Inc	1,430	126,012
Netflix Inc*	3,319	579,862
News Corp	3,745	50,071
News Corp	910	12,467
Omnicom Group Inc	1,982	143,457
Priceline Group Inc/The*	361	668,601
Scripps Networks Interactive I	635	54,388
Symantec Corp	5,172	155,057
Time Warner Inc	6,232	630,055
TripAdvisor Inc*	850	36,321
Twenty-First Century Fox Inc	8,143	224,665
Twenty-First Century Fox Inc	3,726	100,975
VeriSign Inc*	689	71,484
Verizon Communications Inc	31,159	1,494,697
Viacom Inc	2,740	78,364
Walt Disney Co/The	11,275	1,141,030
Total Communications		22,462,920

Consumer, Cyclical (8.72%)
Advance Auto Parts Inc	548	53,649
Alaska Air Group Inc	963	71,898
American Airlines Group Inc	4,021	179,900
AutoZone Inc*	275	145,321
Best Buy Co Inc	1,956	106,133
BorgWarner Inc	1,664	77,226
CarMax Inc*	1,689	113,416
Carnival Corp	3,334	231,646
Chipotle Mexican Grill Inc*	234	74,110
Coach Inc	2,156	89,905
Costco Wholesale Corp	3,160	495,298
CVS Health Corp	8,444	653,059
Darden Restaurants Inc	933	76,590
Delphi Automotive PLC	2,173	209,477
Delta Air Lines Inc	6,380	301,072
Dollar General Corp	1,932	140,186
Dollar Tree Inc*	1,907	151,873
DR Horton Inc	2,495	90,194
Fastenal Co	2,014	85,937
Foot Locker Inc	1,044	36,780
Ford Motor Co	27,615	304,593
Gap Inc/The	2,194	51,822
General Motors Co	10,151	370,918
Genuine Parts Co	1,170	96,911
Goodyear Tire & Rubber Co/The	1,847	55,964
Hanesbrands Inc	3,007	72,950
Harley-Davidson Inc	1,765	82,973
Hasbro Inc	950	93,338
Hilton Worldwide Holdings Inc	1,615	103,893
Home Depot Inc/The	9,397	1,408,328
Kohl's Corp	1,587	63,131
L Brands Inc	1,787	64,725
Leggett & Platt Inc	1,017	46,751
Lennar Corp	1,300	67,288
LKQ Corp*	2,347	81,324
Lowe's Cos Inc	6,732	497,427
Macy's Inc	2,961	61,500
Marriott International Inc/MD	2,467	255,532
Mattel Inc	2,508	40,680
McDonald's Corp	6,382	1,020,929
Michael Kors Holdings Ltd*	1,328	56,068
Mohawk Industries Inc*	459	116,182
Newell Brands Inc	3,701	178,684
NIKE Inc	10,668	563,377
Nordstrom Inc	1,123	50,108
O'Reilly Automotive Inc*	874	171,418
PACCAR Inc	2,601	172,524
PulteGroup Inc	2,804	72,399
PVH Corp	574	72,261
Ralph Lauren Corp	449	39,463
Ross Stores Inc	3,322	194,171
Royal Caribbean Cruises Ltd	1,236	153,833
Signet Jewelers Ltd	600	37,842
Southwest Airlines Co	4,671	243,546
Staples Inc	5,524	56,428
Starbucks Corp	10,948	600,607
Target Corp	4,818	262,726
Tiffany & Co	950	86,830
TJX Cos Inc/The	5,416	391,577
Tractor Supply Co	1,050	62,486
Ulta Beauty Inc*	468	103,433
Under Armour Inc*	1,210	19,542
Under Armour Inc*	1,218	18,392
United Continental Holdings In*	2,214	137,179
VF Corp	2,588	162,708
Walgreens Boots Alliance Inc	6,346	517,199
Wal-Mart Stores Inc	11,851	925,208
Whirlpool Corp	570	97,823
WW Grainger Inc	441	71,693
Wyndham Worldwide Corp	1,139	113,536
Wynn Resorts Ltd	526	73,109
Yum! Brands Inc	2,700	207,414
Total Consumer, Cyclical		14,254,413

Consumer, Non-Cyclical (22.86%)
Abbott Laboratories	13,435	684,379
AbbVie Inc	12,821	965,421
Aetna Inc	2,584	407,497
Alexion Pharmaceuticals Inc*	1,383	196,953
Align Technology Inc*	600	106,044
Allergan PLC	2,617	600,549
Altria Group Inc	14,863	942,314
AmerisourceBergen Corp	1,565	125,591
Amgen Inc	5,671	1,008,134
Anthem Inc	2,002	392,472
Archer-Daniels-Midland Co	4,902	202,551
Automatic Data Processing Inc	3,564	379,459
Avery Dennison Corp	891	83,986
Baxter International Inc	3,880	240,715
Becton Dickinson and Co	1,588	316,711
Biogen Inc*	1,739	550,498
Boston Scientific Corp*	11,526	317,541
Bristol-Myers Squibb Co	12,265	741,787
Brown-Forman Corp	2,162	114,672
Campbell Soup Co	1,449	66,944
Cardinal Health Inc	2,511	169,392
Celgene Corp*	6,007	834,553
Centene Corp*	1,292	114,794
Church & Dwight Co Inc	1,996	100,139
Cigna Corp	2,081	378,867
Cintas Corp	801	108,143
Clorox Co/The	943	130,634
Coca-Cola Co/The	30,037	1,368,185
Colgate-Palmolive Co	6,558	469,815
Conagra Brands Inc	2,987	96,958
Constellation Brands Inc	1,083	216,708
Cooper Cos Inc/The	374	93,810
Coty Inc	3,684	61,081
CR Bard Inc	610	195,694
Danaher Corp	4,166	347,528
DaVita Inc*	1,224	71,677
DENTSPLY SIRONA Inc	1,160	65,621
Dr Pepper Snapple Group Inc	1,620	147,501
Ecolab Inc	1,937	258,202
Edwards Lifesciences Corp*	1,716	195,041
Eli Lilly & Co	7,419	603,091
Envision Healthcare Corp*	910	47,693
Equifax Inc	870	123,949
Estee Lauder Cos Inc/The	1,800	192,582
Express Scripts Holding Co*	4,798	301,410
Gartner Inc*	714	86,101
General Mills Inc	4,683	249,417
Gilead Sciences Inc	10,033	839,862
Global Payments Inc	1,172	111,914
H&R Block Inc	1,994	53,320
HCA Healthcare Inc*	2,209	173,760
Henry Schein Inc*	628	109,071
Hershey Co/The	1,114	116,881
Hologic Inc*	2,135	82,411
Hormel Foods Corp	2,128	65,415
Humana Inc	1,191	306,825
IDEXX Laboratories Inc*	691	107,402
IHS Markit Ltd*	2,494	116,819
Illumina Inc*	1,143	233,698
Incyte Corp*	1,363	187,290

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2017

Security Description	Shares	Value (Note 1)
Intuitive Surgical Inc*	285	$286,331
JM Smucker Co/The	823	86,217
Johnson & Johnson (c)	20,958	2,774,210
Kellogg Co	1,816	118,875
Kimberly-Clark Corp	2,926	360,747
Kraft Heinz Co/The	4,282	345,772
Kroger Co/The	8,014	175,266
Laboratory Corp of America Hol*	705	110,593
McCormick & Co Inc/MD	975	92,752
McKesson Corp	1,736	259,202
Medtronic PLC	10,936	881,660
Merck & Co Inc	21,298	1,360,090
Molson Coors Brewing Co	1,200	107,700
Mondelez International Inc	11,909	484,220
Monster Beverage Corp*	3,387	189,062
Moody's Corp	1,498	200,777
Mylan NV*	3,101	97,619
Nielsen Holdings PLC	1,879	72,999
Patterson Cos Inc	758	29,183
PayPal Holdings Inc*	8,321	513,239
PepsiCo Inc	11,411	1,320,595
Perrigo Co PLC	677	53,456
Pfizer Inc	45,992	1,560,049
Philip Morris International In	11,608	1,357,323
Procter & Gamble Co/The	20,266	1,869,944
Quanta Services Inc*	1,601	57,524
Quest Diagnostics Inc	1,168	126,553
Regeneron Pharmaceuticals Inc*	562	279,258
Robert Half International Inc	1,032	46,750
S&P Global Inc	2,019	311,592
Stryker Corp	2,155	304,652
Sysco Corp	4,516	237,858
Thermo Fisher Scientific Inc	3,062	573,023
Total System Services Inc	1,190	82,253
Tyson Foods Inc	2,328	147,362
United Rentals Inc*	724	85,475
UnitedHealth Group Inc	7,156	1,423,328
Universal Health Services Inc	683	73,853
Varian Medical Systems Inc*	875	92,969
Verisk Analytics Inc*	1,197	97,017
Vertex Pharmaceuticals Inc*	1,731	277,895
Western Union Co/The	4,688	88,697
Zimmer Biomet Holdings Inc	1,338	152,893
Zoetis Inc	3,718	233,119
Total Consumer, Non-Cyclical		37,377,424

Diversified (0.02%)
Leucadia National Corp	1,447	34,265
Total Diversified		34,265

Energy (5.49%)
Anadarko Petroleum Corp	3,750	153,488
Andeavor	1,028	102,954
Apache Corp	2,792	108,441
Baker Hughes a GE Co	3,384	114,718
Cabot Oil & Gas Corp	3,164	80,840
Chesapeake Energy Corp*	3,818	13,898
Chevron Corp (c)	14,364	1,545,853
Cimarex Energy Co	657	65,496
Concho Resources Inc*	1,114	123,621
ConocoPhillips	8,936	390,146
Devon Energy Corp	2,767	86,884
EOG Resources Inc	3,850	327,212
EQT Corp	1,085	67,639
Exxon Mobil Corp (c)	33,307	2,542,323
Halliburton Co	6,883	268,231
Helmerich & Payne Inc	805	34,084
Hess Corp	1,823	70,915
Kinder Morgan Inc/DE	12,787	247,173
Marathon Oil Corp	5,187	57,679
Marathon Petroleum Corp	4,098	214,940
National Oilwell Varco Inc	3,192	97,899
Newfield Exploration Co*	988	25,816
Noble Energy Inc	2,616	62,182
Occidental Petroleum Corp	5,892	351,752
ONEOK Inc	1,546	83,731
Phillips 66	3,493	292,748
Pioneer Natural Resources Co	1,287	166,860
Range Resources Corp	1,202	20,867
Schlumberger Ltd	11,025	700,198
TechnipFMC PLC*	3,637	93,944
Valero Energy Corp	4,032	274,579
Williams Cos Inc/The	6,307	187,507
Total Energy		8,974,618

Financial (18.23%)
Affiliated Managers Group Inc	409	72,266
Aflac Inc	3,445	284,385
Alexandria Real Estate Equitie	700	84,917
Alliance Data Systems Corp	400	90,200
Allstate Corp/The	3,124	282,722
American Express Co	5,917	509,454
American International Group I	6,822	412,595
American Tower Corp	2,860	423,423
Ameriprise Financial Inc	1,369	189,620
Aon PLC	2,040	283,886
Apartment Investment & Managem	1,070	48,503
Arthur J Gallagher & Co	1,374	79,555
Assurant Inc	596	56,435
AvalonBay Communities Inc	1,044	195,990
Bank of America Corp	77,978	1,862,894
Bank of New York Mellon Corp/T	8,692	454,418
BB&T Corp	5,247	241,834
Berkshire Hathaway Inc*	14,565	2,638,595
BlackRock Inc	941	394,288
Boston Properties Inc	1,078	130,007
Brighthouse Financial Inc*	700	39,949
Capital One Financial Corp	4,021	320,112
CBOE Holdings Inc	706	71,228
CBRE Group Inc*	2,058	74,253
Charles Schwab Corp/The	9,317	371,748
Chubb Ltd	3,685	521,133
Cincinnati Financial Corp	1,179	90,594
Citigroup Inc	21,856	1,486,864
Citizens Financial Group Inc	3,885	128,710
CME Group Inc	2,250	283,050
Comerica Inc	1,331	90,841
Crown Castle International Cor	2,760	299,294
Digital Realty Trust Inc	1,218	144,138
Discover Financial Services	3,035	178,913
E*TRADE Financial Corp*	1,181	48,433
Equinix Inc	434	203,290
Equity Residential	2,164	145,313
Essex Property Trust Inc	463	123,144
Everest Re Group Ltd	326	82,308
Extra Space Storage Inc	949	73,671
Federal Realty Investment Trus	548	69,558
Fifth Third Bancorp	6,069	158,583
Franklin Resources Inc	3,105	134,229
GGP Inc	4,119	85,469
Goldman Sachs Group Inc/The	2,819	630,723
Hartford Financial Services Gr	2,922	157,993
HCP Inc	3,020	90,026
Host Hotels & Resorts Inc	5,173	93,735
Huntington Bancshares Inc/OH	5,456	68,691
Intercontinental Exchange Inc	4,245	274,524
Invesco Ltd	3,410	111,780
Iron Mountain Inc	1,369	53,966
JPMorgan Chase & Co	27,735	2,520,834
KeyCorp	6,704	115,376
Kimco Realty Corp	2,994	58,742
Lincoln National Corp	2,305	156,417
Loews Corp	2,394	111,513
M&T Bank Corp	1,180	174,475
Macerich Co/The	1,011	53,350
Marsh & McLennan Cos Inc	4,025	314,272
Mastercard Inc	7,325	976,423
MetLife Inc	7,704	360,778
Mid-America Apartment Communit	858	91,343
Morgan Stanley	10,374	472,017
Nasdaq Inc	1,127	84,953
Navient Corp	3,621	47,797
Northern Trust Corp	1,610	142,485
People's United Financial Inc	2,887	48,213
PNC Financial Services Group I	3,945	494,742
Principal Financial Group Inc	2,041	127,603
Progressive Corp/The	4,123	191,637
Prologis Inc	3,315	210,038
Prudential Financial Inc	3,541	361,465
Public Storage	1,035	212,527
Raymond James Financial Inc	1,004	78,633
Realty Income Corp	1,688	97,161
Regency Centers Corp	1,109	71,331
Regions Financial Corp	9,066	127,921
Simon Property Group Inc	2,175	341,149
SL Green Realty Corp	740	71,321
State Street Corp	3,093	286,072
SunTrust Banks Inc	3,809	209,876
Synchrony Financial	6,040	185,972
T Rowe Price Group Inc	1,965	165,767
Torchmark Corp	1,176	90,517
Travelers Cos Inc/The	2,411	292,165
UDR Inc	2,033	78,921
Unum Group	2,266	109,176
US Bancorp	12,265	628,581
Ventas Inc	2,081	142,424
Visa Inc	14,557	1,506,941
Vornado Realty Trust	1,244	92,666
Wells Fargo & Co (c)	35,184	1,796,847
Welltower Inc	2,792	204,429
Weyerhaeuser Co	5,770	188,160
Willis Towers Watson PLC	996	147,876
XL Group Ltd	2,249	92,119
Zions Bancorporation	1,054	46,018
Total Financial		29,821,293

Industrial (10.21%)
3M Co	4,679	956,013
Acuity Brands Inc	344	60,816
Agilent Technologies Inc	2,633	170,408
Allegion PLC	703	55,333
AMETEK Inc	1,816	114,862
Amphenol Corp	2,372	191,990
Arconic Inc	2,478	63,115

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2017

Security Description	Shares	Value (Note 1)
Ball Corp	2,268	$90,697
Boeing Co/The	4,367	1,046,595
Caterpillar Inc	4,752	558,312
CH Robinson Worldwide Inc	1,280	90,406
Corning Inc	7,332	210,868
CSX Corp	7,645	383,779
Cummins Inc	1,302	207,513
Deere & Co	2,547	295,274
Dover Corp	1,334	113,230
Eaton Corp PLC	3,484	250,012
Emerson Electric Co	5,336	315,037
Expeditors International of Wa	1,549	86,899
FedEx Corp	1,881	403,249
FLIR Systems Inc	1,158	44,004
Flowserve Corp	1,128	44,308
Fluor Corp	1,298	50,064
Fortive Corp	2,083	135,333
Fortune Brands Home & Security	1,197	74,848
Garmin Ltd	806	41,509
General Dynamics Corp	2,204	443,775
General Electric Co	68,045	1,670,505
Harris Corp	833	102,376
Honeywell International Inc	5,633	778,875
Illinois Tool Works Inc	2,619	360,139
Ingersoll-Rand PLC	2,109	180,088
Jacobs Engineering Group Inc	962	52,419
JB Hunt Transport Services Inc	690	68,234
Johnson Controls International	7,221	285,879
Kansas City Southern	811	83,882
L3 Technologies Inc	719	130,484
Lockheed Martin Corp	1,981	604,978
Martin Marietta Materials Inc	463	98,151
Masco Corp	2,627	96,595
Mettler-Toledo International I*	202	122,228
Norfolk Southern Corp	2,398	289,007
Northrop Grumman Corp	1,488	405,048
Parker-Hannifin Corp	1,096	176,335
Pentair PLC	1,542	95,681
PerkinElmer Inc	1,021	68,397
Raytheon Co	2,443	444,650
Republic Services Inc	2,203	143,724
Rockwell Automation Inc	1,085	178,005
Rockwell Collins Inc	1,079	141,403
Roper Technologies Inc	694	160,078
Sealed Air Corp	1,582	70,209
Snap-on Inc	424	62,570
Stanley Black & Decker Inc	1,237	178,128
Stericycle Inc*	642	46,153
TE Connectivity Ltd	3,236	257,586
Textron Inc	2,069	101,567
TransDigm Group Inc	370	96,444
Union Pacific Corp	6,613	696,349
United Parcel Service Inc	5,289	604,850
United Technologies Corp	5,797	694,017
Vulcan Materials Co	956	115,925
Waste Management Inc	3,352	258,473
Waters Corp*	682	125,132
WestRock Co	996	56,682
Xylem Inc/NY	1,498	92,981
Total Industrial		16,692,476

Technology (15.06%)
Accenture PLC	4,670	610,649
Activision Blizzard Inc	5,269	345,436
Adobe Systems Inc*	3,587	556,559
Advanced Micro Devices Inc*	5,848	76,024
Akamai Technologies Inc*	1,400	66,010
Analog Devices Inc	2,620	219,215
ANSYS Inc*	680	87,598
Apple Inc (c)	40,632	6,663,648
Applied Materials Inc	9,105	410,818
Autodesk Inc*	1,669	191,034
Broadcom Ltd	3,102	781,921
CA Inc	2,646	87,794
Cerner Corp*	2,120	143,694
Citrix Systems Inc*	1,348	105,427
Cognizant Technology Solutions	4,408	311,954
CSRA Inc	1,256	39,577
DXC Technology Co	1,233	104,805
Electronic Arts Inc*	2,629	319,424
Fidelity National Information	2,517	233,880
Fiserv Inc*	1,665	205,977
Hewlett Packard Enterprise Co	14,359	259,324
HP Inc	14,359	273,970
Intel Corp	36,299	1,273,006
IBM	6,898	986,621
Intuit Inc	2,031	287,285
KLA-Tencor Corp	1,217	114,021
Lam Research Corp	1,341	222,579
Microchip Technology Inc	1,401	121,607
Micron Technology Inc*	6,485	207,325
Microsoft Corp (c)	60,049	4,489,864
NetApp Inc	2,586	99,975
NVIDIA Corp	4,163	705,379
Oracle Corp	24,056	1,210,738
Paychex Inc	2,454	139,952
Qorvo Inc*	1,120	82,006
QUALCOMM Inc	11,465	599,276
Red Hat Inc*	1,433	154,048
salesforce.com Inc*	4,924	470,193
Seagate Technology PLC	2,601	82,010
Skyworks Solutions Inc	1,431	150,769
Synopsys Inc*	1,189	95,619
Texas Instruments Inc	7,795	645,582
Western Digital Corp	2,052	181,130
Xerox Corp	2,577	83,160
Xilinx Inc	2,112	139,519
Total Technology		24,636,402

Utilities (3.05%)
AES Corp/VA	4,674	51,601
Alliant Energy Corp	1,758	75,137
Ameren Corp	1,808	108,462
American Electric Power Co Inc	3,645	268,381
American Water Works Co Inc	1,374	111,157
CenterPoint Energy Inc	2,979	88,238
CMS Energy Corp	2,062	100,089
Consolidated Edison Inc	2,227	187,669
Dominion Energy Inc	4,251	334,850
DTE Energy Co	1,258	141,299
Duke Energy Corp	5,180	452,214
Edison International	2,433	195,078
Entergy Corp	1,304	103,238
Eversource Energy	2,274	143,262
Exelon Corp	6,183	234,150
FirstEnergy Corp	3,123	101,747
NextEra Energy Inc	3,624	545,448
NiSource Inc	2,050	55,084
NRG Energy Inc	1,956	48,724
PG&E Corp	3,919	275,819
Pinnacle West Capital Corp	806	72,516
PPL Corp	4,208	165,122
Public Service Enterprise Grou	3,861	180,849
SCANA Corp	845	51,021
Sempra Energy	1,653	194,938
Southern Co/The	7,566	365,135
WEC Energy Group Inc	2,388	155,745
Xcel Energy Inc	3,728	184,536
Total Utilities		4,991,509

Total Common Stock (Cost $67,258,040)		163,098,570

Right/Warrant (0.00%)
Safeway, Inc-CVR-NonTraded	1,746	1,772
Safeway, Inc-CVR-NonTraded	1,746	55
Total Right/Warrant (Cost $2,009)		1,827

Total Investments (Cost $67,260,049) (a) (99.74%)		$163,100,397
Other Net Assets (0.26%)		427,358
Net Assets (100.00%)		$163,527,755

*	Non-income producing security.
**	These securities have been valued using significant unobservable inputs and deemed to be illiquid by the Advisor. At August 31, 2017, the fair value was $1,827, or 0.00% of net assets.

(a)	Aggregate cost for federal income tax purpose is $67,312,591.

At August 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$97,911,817
Unrealized depreciation	(2,123,186)
Net unrealized appreciation	$95,788,631

(b)	Futures contracts at August 31, 2017:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
3 / September 2017 / Long / CME	$368,788	$370,515	$1,728

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments	8/31/2017

Security Description	Shares	Value (Note 1)
Common Stock (99.33%)

Basic Materials (5.32%)
Allegheny Technologies Inc	8,230	$171,431
Ashland Global Holdings Inc	4,674	290,022
Cabot Corp	4,665	245,752
Carpenter Technology Corp	3,473	140,761
Chemours Co/The	13,888	681,484
Commercial Metals Co	8,847	167,120
Compass Minerals International	2,545	170,006
Domtar Corp	4,751	192,130
Minerals Technologies Inc	2,659	170,176
NewMarket Corp	691	289,190
Olin Corp	13,700	441,551
PolyOne Corp	6,360	229,850
Reliance Steel & Aluminum Co	5,496	398,020
Royal Gold Inc	4,689	437,390
RPM International Inc	10,009	490,140
Sensient Technologies Corp	3,370	243,146
Steel Dynamics Inc	18,549	639,013
United States Steel Corp	12,909	343,508
Valvoline Inc	12,831	273,172
Versum Materials Inc	8,135	300,426
Total Basic Materials		6,314,288

Communications (3.13%)
AMC Networks Inc*	4,438	269,742
ARRIS International PLC*	13,140	366,080
Cable One Inc	349	264,800
Cars.com Inc*	5,567	143,963
Ciena Corp*	11,260	243,329
FactSet Research Systems Inc	3,025	475,470
Frontier Communications Corp	5,468	73,654
InterDigital Inc/PA	2,605	185,867
John Wiley & Sons Inc	3,389	182,837
LogMeIn Inc (c)	4,045	462,748
Meredith Corp	2,763	150,169
New York Times Co/The	9,283	173,128
Plantronics Inc	2,393	102,014
TEGNA Inc	16,531	208,621
Telephone & Data Systems Inc	7,088	207,749
ViaSat Inc*	3,110	197,827
Total Communications		3,707,998

Consumer, Cyclical (10.64%)
American Eagle Outfitters Inc	12,812	153,103
Bed Bath & Beyond Inc	8,029	221,520
Big Lots Inc	3,356	159,746
Brinker International Inc	4,119	128,595
Brunswick Corp/DE	6,709	352,088
Cabela's Inc*	3,848	206,638
CalAtlantic Group Inc	5,208	180,978
Carter's Inc	3,704	321,174
Casey's General Stores Inc	2,920	307,826
Cheesecake Factory Inc/The	3,305	136,926
Churchill Downs Inc	840	164,136
Cinemark Holdings Inc	7,911	263,357
Cooper Tire & Rubber Co	4,142	139,171
Copart Inc*	15,434	504,537
Cracker Barrel Old Country Sto	1,806	268,480
Dana Inc	10,883	261,954
Deckers Outdoor Corp*	2,383	152,274
Domino's Pizza Inc (c)	3,602	656,501
Dunkin' Brands Group Inc	6,880	354,733
Herman Miller Inc	4,423	148,834
HNI Corp	3,420	125,343
HSN Inc	3,343	122,688
International Speedway Corp	2,678	95,471
Jack in the Box Inc	2,463	230,586
JetBlue Airways Corp*	23,748	470,448
KB Home	6,210	132,894
Michaels Cos Inc/The*	8,103	181,912
MSC Industrial Direct Co Inc	3,322	228,819
Nu Skin Enterprises Inc	3,686	224,219
NVR Inc*	265	721,025
Office Depot Inc	46,441	199,232
Papa John's International Inc	1,995	149,206
Polaris Industries Inc	4,469	416,645
Pool Corp	2,978	296,877
Sally Beauty Holdings Inc*	8,063	149,890
Scotts Miracle-Gro Co/The	3,338	319,079
Skechers U.S.A. Inc*	9,659	255,287
Tempur Sealy International Inc*	3,767	233,177
Texas Roadhouse Inc	4,276	202,896
Thor Industries Inc	3,630	394,363
Toll Brothers Inc	11,365	442,780
Toro Co/The	7,736	477,156
TRI Pointe Group Inc*	11,036	140,599
Tupperware Brands Corp	3,537	204,686
Urban Outfitters Inc*	6,678	136,498
Watsco Inc	1,930	284,405
Wendy's Co/The	15,418	230,037
Williams-Sonoma Inc (c)	6,172	283,912
World Fuel Services Corp	5,338	184,375
Total Consumer, Cyclical		12,617,076

Consumer, Non-Cyclical (15.10%)
Aaron's Inc	4,816	213,204
ABIOMED Inc*	2,697	406,708
Acadia Healthcare Co Inc*	5,855	274,834
Adtalem Global Education Inc	4,267	145,931
Akorn Inc*	5,897	194,011
Avis Budget Group Inc*	7,069	256,110
Bio-Rad Laboratories Inc*	1,549	337,403
Bio-Techne Corp	2,821	349,183
Bioverativ Inc* (c)	8,059	456,865
Catalent Inc*	9,318	384,740
Charles River Laboratories Int*	3,442	374,490
CoreLogic Inc/United States*	6,512	305,869
Dean Foods Co	6,796	74,756
Deluxe Corp	3,624	251,324
Edgewell Personal Care Co*	4,429	336,338
Endo International PLC*	15,857	139,383
Flowers Foods Inc	13,838	240,366
FTI Consulting Inc*	3,085	104,612
Globus Medical Inc*	5,432	164,209
Graham Holdings Co	421	247,211
Hain Celestial Group Inc/The*	7,820	314,520
Halyard Health Inc*	3,497	158,379
HealthSouth Corp	6,827	312,335
Helen of Troy Ltd*	1,916	173,015
Hill-Rom Holdings Inc	4,543	349,629
INC Research Holdings Inc*	4,220	247,714
Ingredion Inc	5,423	671,476
Lamb Weston Holdings Inc	10,475	476,403
Lancaster Colony Corp	1,475	171,793
LifePoint Health Inc*	3,052	176,863
LivaNova PLC*	2,983	186,676
Live Nation Entertainment Inc*	10,025	400,599
Mallinckrodt PLC*	5,485	225,324
ManpowerGroup Inc	5,143	573,496
MarketAxess Holdings Inc	2,724	525,596
Masimo Corp*	2,951	249,005
MEDNAX Inc*	7,011	314,443
Molina Healthcare Inc*	3,819	244,416
NuVasive Inc*	2,872	179,443
Owens & Minor Inc	4,649	129,893
PAREXEL International Corp*	4,006	352,087
Post Holdings Inc*	4,823	410,582
Prestige Brands Holdings Inc*	3,633	184,229
Rollins Inc	7,218	320,551
Sabre Corp (c)	15,972	294,524
Service Corp International/US	14,700	519,498
Snyder's-Lance Inc	5,343	189,783
Sotheby's*	3,578	160,545
Sprouts Farmers Market Inc*	9,882	197,047
STERIS PLC	5,692	496,115
Teleflex Inc	3,315	701,950
Tootsie Roll Industries Inc	2,087	77,949
TreeHouse Foods Inc*	4,336	290,469
United Therapeutics Corp*	3,201	418,691
VCA Inc*	6,094	566,498
WellCare Health Plans Inc*	3,368	588,322
West Pharmaceutical Services I	5,531	481,418
WEX Inc*	2,900	316,506
Total Consumer, Non-Cyclical		17,905,329

Energy (3.08%)
CONSOL Energy Inc*	13,127	190,998
Core Laboratories NV	2,429	214,189
Diamond Offshore Drilling Inc*	4,925	55,948
Energen Corp*	7,013	359,627
First Solar Inc*	6,026	282,981
HollyFrontier Corp (c)	12,897	403,805
Matador Resources Co*	7,147	168,526
Murphy Oil Corp	8,937	202,512
Murphy USA Inc*	2,631	169,594
Nabors Industries Ltd	18,797	123,120
NOW Inc*	7,894	92,044
Oceaneering International Inc	7,433	167,614
Patterson-UTI Energy Inc	12,375	197,629
PBF Energy Inc	7,881	186,622
Rowan Cos Plc*	9,664	94,224
Southwestern Energy Co*	35,965	196,009
Superior Energy Services Inc*	9,508	78,346
Transocean Ltd*	21,721	177,243
WPX Energy Inc*	29,753	297,232
Total Energy		3,658,263

Financial (24.09%)
Banks (8.02%)
Associated Banc-Corp	11,169	244,601
BancorpSouth Inc	6,540	189,987
Bank of Hawaii Corp	3,239	253,063
Bank of the Ozarks	9,146	392,912
Cathay General Bancorp	5,662	199,699
Chemical Financial Corp	5,278	239,674
Commerce Bancshares Inc/MO	6,581	361,889
Cullen/Frost Bankers Inc	4,294	361,555
East West Bancorp Inc (c)	10,821	599,159
First Horizon National Corp	17,814	306,579
FNB Corp/PA	24,592	312,072
Fulton Financial Corp	13,099	228,578
Hancock Holding Co	6,375	280,181
Home BancShares Inc/AR	9,497	221,375
International Bancshares Corp	4,432	159,330
MB Financial Inc	5,441	216,389
PacWest Bancorp	9,275	418,766

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/2017

Security Description	Shares	Value (Note 1)
Pinnacle Financial Partners In	5,621	$349,626
Prosperity Bancshares Inc	5,337	318,886
Signature Bank/New York NY*	4,076	523,114
SVB Financial Group* (c)	3,920	663,812
Synovus Financial Corp	9,266	390,284
TCF Financial Corp	12,743	197,899
Texas Capital Bancshares Inc*	3,782	280,814
Trustmark Corp	5,160	152,839
UMB Financial Corp	3,300	221,496
Umpqua Holdings Corp	16,854	294,945
United Bankshares Inc/WV (c)	8,082	271,151
Valley National Bancorp	22,192	248,328
Webster Financial Corp	6,910	322,559
Wintrust Financial Corp	4,053	295,099
		9,516,661
Diversified Financial Service (2.10%)
Eaton Vance Corp	8,639	411,044
Federated Investors Inc	7,087	193,546
Janus Henderson Group PLC	13,262	458,335
Legg Mason Inc	6,940	265,039
SEI Investments Co	10,244	598,864
SLM Corp*	32,515	330,678
Stifel Financial Corp	4,809	229,630
		2,487,136
Insurance (4.62%)
Alleghany Corp* (c)	1,167	656,753
American Financial Group Inc/O	5,380	547,738
Aspen Insurance Holdings Ltd	4,538	205,118
Brown & Brown Inc	8,689	390,657
CNO Financial Group Inc	13,076	292,249
First American Financial Corp	8,355	409,896
Genworth Financial Inc*	37,014	126,958
Hanover Insurance Group Inc/Th	3,199	314,078
Kemper Corp	3,706	177,517
Mercury General Corp	2,760	158,617
Old Republic International Cor	18,477	352,726
Primerica Inc	3,492	267,313
Reinsurance Group of America I (c)	4,912	660,418
RenaissanceRe Holdings Ltd	3,070	427,221
WR Berkley Corp	7,345	489,471
		5,476,730
Real Estate (8.80%)
Alexander & Baldwin Inc	3,496	151,726
American Campus Communities In	9,815	467,096
Camden Property Trust	6,565	587,436
CoreCivic Inc	8,980	240,664
Corporate Office Properties Tr	8,366	279,090
Cousins Properties Inc	25,361	237,125
CyrusOne Inc	6,021	379,504
DCT Industrial Trust Inc	6,212	362,470
Douglas Emmett Inc	10,862	423,184
Education Realty Trust Inc	4,640	179,290
EPR Properties	4,422	308,037
First Industrial Realty Trust	8,145	252,332
GEO Group Inc/The	9,203	254,371
Healthcare Realty Trust Inc	7,860	261,581
Highwoods Properties Inc	7,529	393,240
Hospitality Properties Trust	12,412	339,592
JBG SMITH Properties*	4,776	156,318
Jones Lang LaSalle Inc	3,533	430,708
Kilroy Realty Corp	6,874	475,887
Lamar Advertising Co	6,070	404,019
LaSalle Hotel Properties	8,554	242,763
Liberty Property Trust	11,048	470,645
Mack-Cali Realty Corp	6,694	153,226
Medical Properties Trust Inc	27,660	364,006
National Retail Properties Inc	10,988	459,628
Omega Healthcare Investors Inc	15,260	486,336
Potlatch Corp	3,055	146,029
Quality Care Properties Inc*	6,748	92,583
Rayonier Inc	9,442	273,912
Sabra Health Care REIT Inc	6,338	138,490
Taubman Centers Inc	4,514	235,811
Uniti Group Inc*	9,408	181,198
Urban Edge Properties	8,363	210,329
Washington Prime Group Inc	13,311	111,147
Weingarten Realty Investors	8,880	284,515
		10,434,288
Savings&Loans (0.55%)
New York Community Bancorp Inc (c)	36,916	444,838
Washington Federal Inc	6,781	211,906
		656,744

Total Financial		28,571,559

Industrial (19.43%)
AECOM*	11,777	394,530
AGCO Corp	5,146	352,244
AptarGroup Inc	4,737	396,061
Arrow Electronics Inc*	6,784	538,853
Avnet Inc	9,645	372,008
Belden Inc	3,213	247,626
Bemis Co Inc	7,187	306,238
Carlisle Cos Inc	4,884	462,466
Clean Harbors Inc*	3,961	214,250
Cognex Corp	6,475	705,581
Coherent Inc* (c)	1,898	442,841
Crane Co	3,718	275,987
Cree Inc*	7,564	184,032
Curtiss-Wright Corp	3,144	304,402
Donaldson Co Inc	9,971	471,130
Dycom Industries Inc*	2,403	193,874
Eagle Materials Inc	3,522	342,515
EMCOR Group Inc	4,602	303,916
Energizer Holdings Inc	4,614	203,708
EnerSys	3,287	210,697
Esterline Technologies Corp*	2,235	190,869
GATX Corp	3,043	184,345
Genesee & Wyoming Inc*	4,903	336,150
Gentex Corp	21,558	393,865
Graco Inc	4,168	481,446
Granite Construction Inc	2,975	164,309
Greif Inc	1,958	118,361
Hubbell Inc	3,895	439,317
Huntington Ingalls Industries (c)	3,462	740,730
IDEX Corp	5,721	672,675
ITT Inc	6,716	271,058
Jabil Inc	14,253	446,832
KBR Inc	10,499	170,819
Kennametal Inc	6,127	214,445
Keysight Technologies Inc*	12,778	522,109
Kirby Corp*	4,091	256,097
KLX Inc*	4,006	192,048
Knight-Swift Transportation Ho*	3,717	145,149
Knowles Corp*	6,625	97,189
Landstar System Inc	3,187	297,506
Lennox International Inc	2,924	484,595
Lincoln Electric Holdings Inc	4,860	422,042
Littelfuse Inc	1,717	319,637
Louisiana-Pacific Corp*	10,742	273,706
MSA Safety Inc	2,387	173,917
National Instruments Corp	7,974	322,070
Nordson Corp	4,032	440,698
Old Dominion Freight Line Inc	5,248	524,275
Orbital ATK Inc	4,394	490,283
Oshkosh Corp	5,684	424,026
Owens-Illinois Inc*	12,413	305,856
Regal Beloit Corp	3,394	255,908
Ryder System Inc	4,153	322,273
Silgan Holdings Inc	5,828	175,365
Sonoco Products Co	7,563	364,990
SYNNEX Corp	2,051	245,320
Tech Data Corp*	2,618	288,739
Teledyne Technologies Inc*	2,642	396,459
Terex Corp	8,088	311,792
Timken Co/The	5,307	238,019
Trimble Inc* (c)	18,971	733,798
Trinity Industries Inc	11,596	334,429
Valmont Industries Inc	1,704	244,609
Vishay Intertechnology Inc	10,173	180,062
Wabtec Corp/DE	6,768	477,618
Werner Enterprises Inc	4,592	151,995
Woodward Inc	4,146	291,091
Worthington Industries Inc	3,368	168,265
Zebra Technologies Corp*	4,006	412,979
Total Industrial		23,033,094

Technology (12.62%)
3D Systems Corp*	8,430	105,881
ACI Worldwide Inc*	8,804	200,379
Acxiom Corp*	5,876	136,852
Allscripts Healthcare Solution*	13,284	174,552
Blackbaud Inc	2,675	225,797
Broadridge Financial Solutions	8,944	698,795
Brocade Communications Systems	33,009	408,651
Cadence Design Systems Inc* (c)	21,599	848,625
CDK Global Inc (c)	11,263	726,464
Cirrus Logic Inc*	4,718	273,550
CommVault Systems Inc*	3,169	193,467
Convergys Corp	7,214	169,529
Cypress Semiconductor Corp	24,346	333,297
Diebold Nixdorf Inc	6,660	136,197
DST Systems Inc	4,643	238,325
Dun & Bradstreet Corp/The	2,853	317,938
Fair Isaac Corp	1,774	249,708
Fortinet Inc*	11,009	420,544
Integrated Device Technology I*	10,215	252,413
IPG Photonics Corp*	2,778	488,345
j2 Global Inc	3,256	245,112
Jack Henry & Associates Inc	5,844	602,341
Leidos Holdings Inc	10,785	628,981
Manhattan Associates Inc*	5,102	214,539
MAXIMUS Inc	4,910	298,430
Medidata Solutions Inc*	4,277	320,604
Microsemi Corp*	8,178	412,008
Monolithic Power Systems Inc	2,786	282,278
MSCI Inc (c)	7,112	815,106
NCR Corp*	9,391	343,053
NetScout Systems Inc*	6,887	225,549
Pitney Bowes Inc	14,120	181,442
PTC Inc*	8,525	477,400
Science Applications Internati	3,416	252,374
Silicon Laboratories Inc*	3,776	286,598
Synaptics Inc*	2,575	107,043
Take-Two Interactive Software* (c)	7,795	762,273

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/2017

	Security Description	Shares	Value (Note 1)
	Teradata Corp*	10,114	$322,839
	Teradyne Inc	15,196	541,130
	Tyler Technologies Inc*	2,618	452,390
	Ultimate Software Group Inc*	2,154	432,739
	VeriFone Systems Inc*	8,370	165,475
	Total Technology		14,969,013

	Utilities (5.92%)
	Aqua America Inc	13,254	442,684
	Atmos Energy Corp	7,768	683,895
	Black Hills Corp	4,587	322,833
	Great Plains Energy Inc	14,740	452,371
	Hawaiian Electric Industries I	8,128	271,638
	IDACORP Inc	3,765	335,010
	MDU Resources Group Inc	14,957	404,437
	National Fuel Gas Co	6,396	370,840
	New Jersey Resources Corp	5,790	252,734
	NorthWestern Corp	3,640	219,565
	OGE Energy Corp	15,051	537,622
	ONE Gas Inc	3,898	293,286
	PNM Resources Inc	5,973	253,255
	Southwest Gas Holdings Inc	3,218	255,895
	UGI Corp	12,966	640,650
	Vectren Corp	6,192	406,257
	Westar Energy Inc (c)	10,695	548,760
	WGL Holdings Inc	3,860	325,244
	Total Utilities		7,016,976

	Total Common Stock (Cost $80,373,907)		117,793,596

	Maturity Date
United States Treasury Bills (0.33%)
TREASURY BILL	10/05/2017	400,000	399,599
Total United States Treasury Bills (Cost $399,599)			399,599

Total Investments (Cost $80,773,506) (a) (99.66%)			$118,193,195
	Other Net Assets (0.34%)		397,652
	Net Assets (100.00%)		$118,590,847

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $81,055,072.

At August 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$39,898,678
Unrealized depreciation	(2,760,555)
Net unrealized appreciation	$37,138,123

(b)	Futures contracts at August 31, 2017:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Depreciation
4 / SEPT 2017 / Long / CME	$695,770	$692,160	$(3,610)

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P SmallCap Index Fund	Portfolio of Investments	8/31/2017

Security Description	Shares	Value (Note 1)
Common Stock (99.52%)

Basic Materials (4.18%)
A Schulman Inc	2,777	$84,421
Aceto Corp	2,782	29,517
AdvanSix Inc*	2,911	92,948
AK Steel Holding Corp*	30,272	169,523
American Vanguard Corp	2,434	49,289
Balchem Corp	2,865	214,760
Calgon Carbon Corp	4,715	57,523
Century Aluminum Co*	4,940	96,429
Clearwater Paper Corp*	1,635	76,028
Deltic Timber Corp	1,050	81,942
Hawkins Inc	889	31,693
HB Fuller Co	4,525	227,110
Ingevity Corp*	3,788	238,530
Innophos Holdings Inc	1,783	81,412
Innospec Inc	2,391	132,701
Kaiser Aluminum Corp	1,681	161,914
Kraton Corp*	3,071	100,821
Materion Corp	1,856	70,899
Neenah Paper Inc	1,669	128,930
PH Glatfelter Co	4,023	69,678
Quaker Chemical Corp	1,196	166,507
Rayonier Advanced Materials In	4,008	54,990
Schweitzer-Mauduit Internation	3,051	115,724
Stepan Co	1,933	149,537
Total Basic Materials		2,682,826

Communications (5.34%)
8x8 Inc*	9,034	127,831
ADTRAN Inc	4,820	106,522
ATN International Inc	997	60,388
Black Box Corp	1,103	3,309
Blucora Inc*	3,846	87,689
CalAmp Corp*	3,365	62,387
Cincinnati Bell Inc*	3,903	82,158
Cogent Communications Holdings	3,672	171,114
Comtech Telecommunications Cor	2,159	42,252
Consolidated Communications Ho	4,731	87,287
DHI Group Inc*	3,715	7,244
ePlus Inc*	1,224	102,449
EW Scripps Co/The*	5,565	99,502
FTD Cos Inc*	1,703	22,803
Gannett Co Inc	11,003	93,415
General Communication Inc*	2,584	111,448
Gigamon Inc*	3,050	130,998
Harmonic Inc*	6,732	21,879
HealthStream Inc*	2,362	55,483
Iridium Communications Inc*	7,675	85,193
Liquidity Services Inc*	1,721	9,810
Lumos Networks Corp*	2,194	39,448
NETGEAR Inc*	3,121	149,807
New Media Investment Group Inc	4,876	67,240
NIC Inc	6,163	100,765
Oclaro Inc*	12,578	105,781
Perficient Inc*	3,355	61,397
QuinStreet Inc*	3,564	19,067
Scholastic Corp	2,525	99,561
Shutterfly Inc*	3,272	149,138
Shutterstock Inc*	1,885	63,298
Spok Holdings Inc	1,924	32,227
Stamps.com Inc*	1,407	269,089
Time Inc	9,619	126,490
TiVo Corp	11,665	213,470
VASCO Data Security Internatio*	2,814	35,316
Viavi Solutions Inc*	20,257	203,380
WWE	3,586	78,175
XO Group Inc*	2,315	43,105
Total Communications		3,427,915

Consumer, Cyclical (16.12%)
Abercrombie & Fitch Co	6,591	83,969
Allegiant Travel Co	1,305	153,990
American Axle & Manufacturing*	8,182	119,539
American Woodmark Corp*	1,386	114,761
Anixter International Inc*	2,757	203,467
Asbury Automotive Group Inc*	1,809	97,415
Ascena Retail Group Inc*	16,548	33,758
Barnes & Noble Education Inc*	3,275	16,965
Barnes & Noble Inc	4,767	36,944
Belmond Ltd*	8,394	107,024
Big 5 Sporting Goods Corp	1,772	13,556
Biglari Holdings Inc*	103	30,669
BJ's Restaurants Inc*	1,655	49,816
Boyd Gaming Corp	7,425	196,317
Buckle Inc/The	2,729	38,615
Caleres Inc	4,288	115,690
Callaway Golf Co	8,817	122,909
Cato Corp/The	2,492	32,795
Cavco Industries Inc*	839	112,887
Children's Place Inc/The	1,743	185,019
Chuy's Holdings Inc*	1,589	29,873

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2017

Security Description	Shares	Value (Note 1)
Cooper-Standard Holdings Inc*	1,609	$161,833
Core-Mark Holding Co Inc	4,601	124,503
Crocs Inc*	7,321	65,377
Daktronics Inc	3,984	38,366
Dave & Buster's Entertainment*	3,612	211,158
DineEquity Inc	1,594	63,362
Dorman Products Inc*	2,929	194,544
DSW Inc	6,680	123,780
El Pollo Loco Holdings Inc*	2,051	23,279
Essendant Inc	3,451	40,929
Ethan Allen Interiors Inc	2,402	70,259
Express Inc*	7,585	48,316
EZCORP Inc*	4,843	43,829
Fiesta Restaurant Group Inc*	2,674	46,528
Finish Line Inc/The	3,854	32,104
FirstCash Inc	4,339	254,699
Five Below Inc*	4,936	234,806
Fossil Group Inc*	4,099	33,981
Fox Factory Holding Corp*	3,438	137,520
Francesca's Holdings Corp*	3,753	27,247
Fred's Inc	3,297	19,518
Genesco Inc*	1,901	40,206
Gentherm Inc*	3,634	113,199
G-III Apparel Group Ltd*	4,287	117,893
Group 1 Automotive Inc	1,928	115,719
Guess? Inc	6,053	94,306
Haverty Furniture Cos Inc	1,917	44,954
Hawaiian Holdings Inc* (c)	4,810	206,109
Hibbett Sports Inc*	2,017	24,809
Iconix Brand Group Inc*	5,384	30,097
ILG Inc (c)	9,572	252,701
Installed Building Products In*	1,853	106,918
Interface Inc	6,070	115,330
iRobot Corp*	2,464	235,115
JC Penney Co Inc*	29,033	112,358
Kirkland's Inc*	1,134	13,075
La-Z-Boy Inc	4,599	109,686
LCI Industries	2,245	221,806
LGI Homes Inc*	1,599	68,021
Lithia Motors Inc	2,147	231,876
Lumber Liquidators Holdings In*	2,806	105,309
M/I Homes Inc*	2,305	56,703
Marcus Corp/The	1,880	46,812
MarineMax Inc*	2,374	38,340
Marriott Vacations Worldwide C	2,189	254,711
MDC Holdings Inc	4,102	128,188
Meritage Homes Corp*	3,559	144,851
Mobile Mini Inc	4,151	125,568
Monarch Casino & Resort Inc*	1,008	35,855
Motorcar Parts of America Inc*	1,857	48,783
Movado Group Inc	1,360	37,740
Nautilus Inc*	2,880	47,088
Ollie's Bargain Outlet Holding*	4,581	191,715
Oxford Industries Inc	1,411	81,570
Penn National Gaming Inc*	7,358	163,274
Perry Ellis International Inc*	1,141	24,908
PetMed Express Inc	1,968	71,379
Red Robin Gourmet Burgers Inc*	1,277	72,789
Regis Corp*	3,353	44,528
RH*	1,775	83,052
Ruby Tuesday Inc*	4,509	9,694
Ruth's Hospitality Group Inc	2,946	57,594
ScanSource Inc*	2,508	98,439
Scientific Games Corp*	4,612	162,342
Select Comfort Corp*	3,948	116,584
Shake Shack Inc*	1,691	52,286
Shoe Carnival Inc	1,254	25,205
SkyWest Inc	4,968	172,390
Sonic Automotive Inc	2,552	46,191
Sonic Corp	4,191	98,111
Standard Motor Products Inc	1,887	83,217
Steven Madden Ltd*	5,127	217,385
Superior Industries Internatio	2,154	31,556
Tailored Brands Inc	4,698	55,530
Tile Shop Holdings Inc	2,641	39,747
Titan International Inc	4,154	35,641
Unifi Inc*	1,518	47,179
UniFirst Corp/MA	1,393	200,034
Universal Electronics Inc*	1,358	79,511
Vera Bradley Inc*	1,892	17,104
Veritiv Corp*	1,144	32,032
Vista Outdoor Inc*	5,502	112,791
Vitamin Shoppe Inc*	2,435	13,027
Wabash National Corp	5,957	125,216
William Lyon Homes*	2,265	54,337
Wingstop Inc	2,683	86,956
Winnebago Industries Inc	2,474	89,435
Wolverine World Wide Inc	8,711	229,099
Zumiez Inc*	1,661	20,679
Total Consumer, Cyclical		10,358,569

Consumer, Non-Cyclical (20.21%)
Abaxis Inc	2,239	103,487
ABM Industries Inc	5,011	222,639
Acorda Therapeutics Inc*	4,239	88,171
Almost Family Inc*	1,184	57,661
AMAG Pharmaceuticals Inc*	3,411	56,964
Amedisys Inc*	2,771	144,757
American Public Education Inc*	1,343	24,778
AMN Healthcare Services Inc*	4,313	161,091
Amphastar Pharmaceuticals Inc*	3,566	57,092
Analogic Corp	1,237	88,507
Andersons Inc/The	2,428	77,332
AngioDynamics Inc*	3,432	58,447
ANI Pharmaceuticals Inc*	789	37,872
Anika Therapeutics Inc*	1,454	78,080
B&G Foods Inc (c)	5,933	180,957
BioTelemetry Inc*	2,681	99,599
Bob Evans Farms Inc/DE	1,963	135,015
Brink's Co/The (c)	4,067	319,056
Calavo Growers Inc	1,434	96,293
Cal-Maine Foods Inc*	2,954	107,673
Cambrex Corp*	2,906	151,403
Cantel Medical Corp	3,268	265,525
Capella Education Co	1,147	77,249
Cardtronics PLC*	4,527	117,611
Career Education Corp*	5,984	57,506
CDI Corp*	1,083	8,881
Central Garden & Pet Co*	829	29,222
Central Garden & Pet Co Class A*	3,166	107,929
Coca-Cola Bottling Co Consolid	446	95,261
Community Health Systems Inc*	11,035	84,307
CONMED Corp	2,461	122,066
CorVel Corp*	969	50,291
Cross Country Healthcare Inc*	2,732	33,822
CryoLife Inc*	2,477	51,522
Cytokinetics Inc*	4,081	60,603
Darling Ingredients Inc*	14,755	256,737
Depomed Inc*	5,699	34,650
Diplomat Pharmacy Inc*	4,311	72,209
Eagle Pharmaceuticals Inc/DE*	805	43,921
Emergent BioSolutions Inc*	3,436	128,266
Enanta Pharmaceuticals Inc*	1,283	54,989
Ensign Group Inc/The	4,753	97,627
Forrester Research Inc	996	40,587
Green Dot Corp*	4,234	203,994
Haemonetics Corp*	4,699	202,151
HealthEquity Inc*	4,248	181,687
Heidrick & Struggles Internati	1,846	33,690
Heska Corp*	616	62,660
HMS Holdings Corp*	8,301	147,094
ICU Medical Inc*	1,353	235,896
Impax Laboratories Inc*	6,867	148,671
Innoviva Inc*	7,702	108,136
Inogen Inc*	1,607	153,951
Insperity Inc	1,856	149,037
Integer Holdings Corp*	2,740	125,903
Integra LifeSciences Holdings* (c)	5,431	276,926
Inter Parfums Inc	1,699	67,026
Invacare Corp	2,936	39,636
J&J Snack Foods Corp	1,346	171,602
John B Sanfilippo & Son Inc	861	53,434
Kelly Services Inc	2,711	58,639
Kindred Healthcare Inc	8,030	65,043
Korn/Ferry International	5,534	184,393
Landauer Inc	955	59,258
Lannett Co Inc*	2,918	51,211
Lantheus Holdings Inc*	2,369	41,458
LeMaitre Vascular Inc	1,253	45,609
LendingTree Inc*	717	165,591
LHC Group Inc*	1,403	91,546
Ligand Pharmaceuticals Inc*	1,704	219,594
LSC Communications Inc	3,223	51,923
Luminex Corp	3,649	70,535
Magellan Health Inc*	2,121	171,589
Matthews International Corp	3,115	187,679
Medicines Co/The* (c)	6,505	238,668
Medifast Inc	1,106	62,622
Meridian Bioscience Inc	3,910	54,349
Merit Medical Systems Inc*	4,493	185,561
MiMedx Group Inc*	9,948	161,854
Momenta Pharmaceuticals Inc*	6,424	108,244
Monro Inc	3,235	154,310
Myriad Genetics Inc*	6,576	200,502
Natus Medical Inc*	3,265	109,704
Navigant Consulting Inc*	4,384	67,207
Nektar Therapeutics* (c)	13,952	293,411
Neogen Corp*	3,543	244,113
Nutrisystem Inc	2,854	154,972
On Assignment Inc*	4,366	208,257
OraSure Technologies Inc*	5,326	108,704
Orthofix International NV*	1,720	84,641
PharMerica Corp*	2,861	84,113
Phibro Animal Health Corp	1,840	65,320
Progenics Pharmaceuticals Inc*	6,744	45,387
Providence Service Corp/The*	1,210	62,714
Quorum Health Corp*	2,753	12,058
Rent-A-Center Inc/TX	5,285	63,949
Repligen Corp*	3,362	146,819
Resources Connection Inc	2,990	38,123
RR Donnelley & Sons Co	6,596	60,881
Sanderson Farms Inc	1,808	266,716
SciClone Pharmaceuticals Inc*	4,692	51,612
Select Medical Holdings Corp*	10,334	192,212
Seneca Foods Corp*	660	19,668
SpartanNash Co	3,727	91,833

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2017

Security Description	Shares	Value (Note 1)
Spectrum Pharmaceuticals Inc*	6,375	$62,220
Strayer Education Inc	963	77,050
Supernus Pharmaceuticals Inc*	4,529	207,427
SUPERVALU Inc*	3,712	74,203
Surmodics Inc*	1,229	31,954
Team Inc*	2,930	36,186
Tivity Health Inc*	3,326	130,379
TrueBlue Inc*	3,979	81,371
Universal Corp/VA	2,510	143,572
US Physical Therapy Inc	1,244	74,516
Varex Imaging Corp*	3,617	110,427
Viad Corp	1,887	103,691
WD-40 Co	1,342	146,211
Total Consumer, Non-Cyclical		12,980,948

Energy (2.51%)
Archrock Inc	6,587	67,187
Atwood Oceanics Inc*	6,906	45,372
Bill Barrett Corp*	7,117	21,280
Bristow Group Inc	2,639	21,745
CARBO Ceramics Inc*	1,539	10,096
Carrizo Oil & Gas Inc*	6,082	81,742
Cloud Peak Energy Inc*	7,447	23,384
Contango Oil & Gas Co*	2,258	10,364
Denbury Resources Inc*	38,435	40,741
Era Group Inc*	1,546	13,620
Exterran Corp*	2,938	81,500
Flotek Industries Inc*	5,110	26,470
FutureFuel Corp	2,258	30,438
Geospace Technologies Corp*	1,047	15,799
Green Plains Inc	3,350	62,143
Gulf Island Fabrication Inc	900	10,080
Helix Energy Solutions Group I*	12,478	78,237
Matrix Service Co*	2,446	28,985
McDermott International Inc*	28,199	173,142
Newpark Resources Inc*	7,931	63,845
Noble Corp plc*	23,810	77,621
PDC Energy Inc* (c)	5,034	197,986
Pioneer Energy Services Corp*	7,129	12,119
REX American Resources Corp*	531	45,995
SEACOR Holdings Inc*	1,507	57,824
SRC Energy Inc*	18,012	142,115
SunCoke Energy Inc*	5,562	51,838
Tesco Corp*	4,255	18,722
TETRA Technologies Inc*	10,727	22,098
Unit Corp*	4,869	77,514
Total Energy		1,610,002

Financial (21.96%)
Acadia Realty Trust (c)	7,623	218,704
Agree Realty Corp	2,475	124,047
American Assets Trust Inc (c)	4,059	164,877
American Equity Investment Lif	7,996	221,969
Ameris Bancorp	3,643	160,474
AMERISAFE Inc	1,791	96,356
Apollo Commercial Real Estate	7,804	141,174
Astoria Financial Corp	8,283	162,264
Banc of California Inc	4,925	91,359
Bank Mutual Corp	3,500	32,025
Banner Corp	2,605	143,588
BofI Holding Inc*	5,728	151,849
Boston Private Financial Holdi	8,332	122,480
Brookline Bancorp Inc	7,524	107,969
Capstead Mortgage Corp	9,068	87,688
CareTrust REIT Inc	6,578	126,890
CBL & Associates Properties In	16,968	135,744
Cedar Realty Trust Inc	7,158	36,076
Central Pacific Financial Corp	3,057	88,653
Chatham Lodging Trust	3,801	77,084
Chesapeake Lodging Trust	5,971	152,798
City Holding Co	1,547	97,972
Columbia Banking System Inc	5,641	209,676
Community Bank System Inc	4,425	227,711
Customers Bancorp Inc*	2,828	79,693
CVB Financial Corp	9,262	191,723
DiamondRock Hospitality Co	18,012	197,952
Dime Community Bancshares Inc	2,890	54,766
EastGroup Properties Inc	3,057	271,645
Employers Holdings Inc	3,193	134,585
Encore Capital Group Inc*	2,204	88,931
Enova International Inc*	1,954	23,253
Evercore Inc (c)	3,675	277,279
Fidelity Southern Corp	1,943	42,474
Financial Engines Inc	5,211	172,224
First BanCorp/Puerto Rico*	15,550	88,324
First Commonwealth Financial C	8,708	109,808
First Financial Bancorp	6,159	147,508
First Financial Bankshares Inc	5,968	239,018
First Midwest Bancorp Inc/IL	7,308	154,053
Forestar Group Inc*	3,272	56,278
Four Corners Property Trust In	5,684	144,430
Franklin Street Properties Cor	10,054	100,238
Getty Realty Corp	2,679	73,833
Glacier Bancorp Inc	6,925	229,979
Government Properties Income T	7,067	131,093
Great Western Bancorp Inc	5,681	204,062
Greenhill & Co Inc	2,575	38,754
Hanmi Financial Corp	3,211	85,734
HCI Group Inc	756	29,476
Hersha Hospitality Trust	4,041	74,920
HFF Inc	3,494	133,226
HomeStreet Inc*	2,502	63,176
Hope Bancorp Inc	12,231	197,408
Horace Mann Educators Corp	4,007	140,846
Independence Realty Trust Inc	5,870	60,402
Independent Bank Corp/Rockland	2,458	170,339
Infinity Property & Casualty C	1,035	91,546
Interactive Brokers Group Inc	6,595	276,527
INTL. FCStone Inc*	1,498	53,164
Investment Technology Group In	3,137	63,022
Kite Realty Group Trust	7,495	150,799
LegacyTexas Financial Group In	4,139	148,963
Lexington Realty Trust	20,906	206,133
LTC Properties Inc	3,829	186,204
Maiden Holdings Ltd	6,878	49,866
National Bank Holdings Corp	2,643	85,052
Navigators Group Inc/The	2,201	122,816
NBT Bancorp Inc	4,311	141,530
Northfield Bancorp Inc	4,483	72,221
Northwest Bancshares Inc	10,116	156,090
OFG Bancorp	4,362	37,949
Old National Bancorp/IN	12,215	199,715
Opus Bank	1,640	36,736
Oritani Financial Corp	3,530	56,657
Parkway Inc	4,126	94,733
Pennsylvania Real Estate Inves	6,532	65,516
Piper Jaffray Cos	1,416	78,517
PRA Group Inc*	4,604	133,056
ProAssurance Corp (c)	4,806	255,920
Provident Financial Services I	6,007	149,274
PS Business Parks Inc	1,891	255,492
Ramco-Gershenson Properties Tr	7,667	100,821
RE/MAX Holdings Inc	1,645	100,756
Retail Opportunity Investments	9,821	194,849
RLI Corp	3,694	197,703
S&T Bancorp Inc	3,468	124,640
Safety Insurance Group Inc	1,334	95,248
Saul Centers Inc	1,169	70,841
Selective Insurance Group Inc (c)	5,244	264,298
ServisFirst Bancshares Inc	4,403	150,186
Simmons First National Corp	2,958	154,408
Southside Bancshares Inc	2,700	88,209
Sterling Bancorp/DE (c)	12,243	274,855
Stewart Information Services C	2,175	78,474
Summit Hotel Properties Inc	9,290	137,864
Tompkins Financial Corp	1,219	92,546
TrustCo Bank Corp NY	8,756	69,172
United Community Banks Inc/GA	6,851	178,879
United Fire Group Inc	2,014	84,709
United Insurance Holdings Corp	1,777	27,970
Universal Health Realty Income	1,242	94,032
Universal Insurance Holdings I	3,014	64,650
Urstadt Biddle Properties Inc	2,716	56,167
Virtus Investment Partners Inc	643	68,158
Waddell & Reed Financial Inc	8,108	150,890
WageWorks Inc*	3,672	216,464
Walker & Dunlop Inc*	2,755	132,763
Westamerica Bancorporation	2,609	134,494
WisdomTree Investments Inc	11,401	104,547
World Acceptance Corp*	575	43,022
Total Financial		14,105,970

Industrial (18.27%)
AAON Inc	3,922	127,857
AAR Corp	3,171	114,346
Actuant Corp	5,880	141,414
Advanced Energy Industries Inc*	3,590	264,009
Aegion Corp*	3,357	72,746
Aerojet Rocketdyne Holdings In*	6,680	197,928
Aerovironment Inc*	1,924	94,314
Alamo Group Inc	937	85,979
Albany International Corp	2,871	153,886
Apogee Enterprises Inc	2,845	124,327
Applied Industrial Technologie	3,759	214,263
Applied Optoelectronics Inc*	1,725	101,982
ArcBest Corp	2,196	65,221
Astec Industries Inc	1,900	94,392
Atlas Air Worldwide Holdings I*	2,496	166,733
Axon Enterprise Inc*	5,194	112,762
AZZ Inc	2,578	126,064
Badger Meter Inc	2,727	125,169
Barnes Group Inc (c)	4,484	280,340
Bel Fuse Inc	579	14,765
Benchmark Electronics Inc*	4,930	160,225
Boise Cascade Co*	3,579	107,370
Brady Corp	4,730	157,745
Briggs & Stratton Corp	4,252	89,037
Chart Industries Inc*	3,048	102,840
CIRCOR International Inc	1,626	78,081
Comfort Systems USA Inc	3,696	125,849
CTS Corp	3,041	68,423
Cubic Corp	2,477	106,387
DXP Enterprises Inc/TX*	1,415	38,332
Echo Global Logistics Inc*	2,538	38,578
Electro Scientific Industries*	3,245	39,978

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2017

Security Description	Shares	Value (Note 1)
Encore Wire Corp	2,060	$88,374
EnPro Industries Inc	2,127	149,890
ESCO Technologies Inc	2,555	139,120
Exponent Inc	2,311	157,379
Fabrinet*	3,546	137,727
FARO Technologies Inc*	1,657	57,084
Federal Signal Corp	5,933	110,888
Forward Air Corp	2,710	140,839
Franklin Electric Co Inc	3,824	147,415
General Cable Corp	4,571	77,478
Gibraltar Industries Inc*	3,137	91,757
Greenbrier Cos Inc/The	2,818	120,892
Griffon Corp	3,014	55,910
Harsco Corp*	7,483	127,959
Haynes International Inc	1,242	37,943
Heartland Express Inc	3,991	88,480
Hillenbrand Inc	6,079	217,324
Hub Group Inc*	3,325	127,846
II-VI Inc*	4,946	177,314
Insteel Industries Inc	1,735	43,496
Itron Inc*	3,030	219,978
John Bean Technologies Corp (c)	2,870	254,569
Kaman Corp	2,691	131,967
KapStone Paper and Packaging C	7,937	177,551
Lindsay Corp	1,030	89,167
LSB Industries Inc*	1,435	8,754
Lydall Inc*	1,587	74,589
Marten Transport Ltd	3,836	65,787
Matson Inc	4,283	110,501
Methode Electronics Inc	3,654	149,449
Moog Inc*	2,894	222,143
Mueller Industries Inc	5,189	154,788
Multi-Color Corp	1,236	98,633
Myers Industries Inc	1,890	35,532
MYR Group Inc*	1,615	41,683
National Presto Industries Inc	461	45,916
Olympic Steel Inc	881	16,078
Orion Group Holdings Inc*	1,870	11,295
OSI Systems Inc*	1,710	142,033
Park Electrochemical Corp	1,665	30,236
Patrick Industries Inc*	1,583	117,142
PGT Innovations Inc*	4,867	64,244
Plexus Corp*	3,243	168,895
Powell Industries Inc	737	20,982
Proto Labs Inc*	2,187	157,026
Quanex Building Products Corp	3,418	66,993
Raven Industries Inc	3,584	100,352
Roadrunner Transportation Syst*	3,008	22,470
Rogers Corp*	1,628	192,999
Saia Inc*	2,527	142,902
Sanmina Corp*	6,831	255,821
Simpson Manufacturing Co Inc	3,642	159,447
SPX Corp*	4,195	101,100
SPX FLOW Inc*	4,202	140,641
Standex International Corp	1,191	113,681
Sturm Ruger & Co Inc	1,780	81,524
Tennant Co	1,758	107,150
Tetra Tech Inc	5,113	217,814
TimkenSteel Corp*	3,578	53,062
TopBuild Corp*	3,591	213,126
Tredegar Corp	2,521	41,092
Trex Co Inc*	2,838	215,687
Triumph Group Inc	4,765	125,320
TTM Technologies Inc*	7,949	113,194
Universal Forest Products Inc	2,021	176,251
US Concrete Inc*	1,453	116,313
US Ecology Inc	2,034	104,548
Vicor Corp*	1,588	30,887
Watts Water Technologies Inc	2,500	154,250
Total Industrial		11,742,019

Technology (7.92%)
Agilysys Inc*	1,424	14,653
Bottomline Technologies de Inc*	3,498	106,024
Brooks Automation Inc	6,236	162,573
Cabot Microelectronics Corp	2,276	163,007
CACI International Inc* (c)	2,200	285,560
CEVA Inc*	1,957	79,356
Cohu Inc	2,289	42,942
Computer Programs & Systems In	1,062	31,966
Cray Inc*	4,047	76,286
CSG Systems International Inc	3,263	126,311
Digi International Inc*	2,432	22,374
Diodes Inc*	3,601	101,332
Donnelley Financial Solutions*	2,482	53,140
DSP Group Inc*	2,148	25,561
Ebix Inc	2,095	120,882
Electronics For Imaging Inc*	4,489	159,628
Engility Holdings Inc*	1,753	54,466
ExlService Holdings Inc*	3,184	179,196
Insight Enterprises Inc*	3,525	141,282
Kopin Corp*	6,036	24,265
Kulicke & Soffa Industries Inc*	6,804	129,480
LivePerson Inc*	5,298	70,993
Lumentum Holdings Inc* (c)	4,986	283,453
ManTech International Corp/VA	2,349	94,477
MaxLinear Inc*	5,033	108,713
Mercury Systems Inc*	4,322	208,537
MicroStrategy Inc*	933	120,357
Monotype Imaging Holdings Inc	3,836	70,007
MTS Systems Corp	1,561	75,552
Nanometrics Inc*	2,280	58,801
Omnicell Inc*	3,357	172,214
Power Integrations Inc	2,683	195,457
Progress Software Corp	4,672	156,886
Quality Systems Inc*	4,286	67,505
Qualys Inc*	2,925	138,938
Rambus Inc*	11,045	143,254
Rudolph Technologies Inc*	2,887	64,091
Semtech Corp*	5,795	217,891
SPS Commerce Inc*	1,706	103,930
Super Micro Computer Inc*	3,742	99,631
Sykes Enterprises Inc*	3,693	98,455
Synchronoss Technologies Inc*	3,896	65,414
TeleTech Holdings Inc	1,570	62,329
Veeco Instruments Inc*	4,630	87,507
Virtusa Corp*	2,554	92,761
Xperi Corp	4,873	132,789
Total Technology		5,090,226

Utilities (3.01%)
ALLETE Inc (c)	4,568	353,243
American States Water Co	3,295	162,444
Avista Corp	5,765	296,321
California Water Service Group	4,308	161,335
El Paso Electric Co	3,644	202,424
Northwest Natural Gas Co	2,574	170,655
South Jersey Industries Inc (c)	7,120	255,466
Spire Inc (c)	4,331	331,322
Total Utilities		1,933,210

Total Common Stock (Cost $48,748,631)		63,931,685

Total Investments (Cost $48,748,631) (a) (99.52%)		$63,931,685
Other Net Assets (0.48%)		309,212
Net Assets (100.00%)		$64,240,897

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $48,774,103.

At August 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$19,481,419
Unrealized depreciation	(4,323,837)
Net unrealized appreciation	$15,157,582

(b)	Futures contracts at August 31, 2017:

Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
4 / SEPT 2017 / Long / ICE	$275,495	$280,880	$5,385

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments	8/31/2017

	Security Description	Shares	Value (Note 1)
	Common Stock (76.33%)

	Basic Materials (3.31%)
	EI du Pont de Nemours & Co	2,286	$191,864
	PPG Industries Inc (b)	31,000	3,233,920
	Praxair Inc (b)	15,167	1,995,067
	Sensient Technologies Corp	8,500	613,275
	Total Basic Materials		6,034,126

	Communications (2.38%)
	AT&T Inc (b)	57,669	2,160,281
	Verizon Communications Inc (b)	45,542	2,184,650
	Total Communications		4,344,931

	Consumer, Cyclical (7.96%)
	Ford Motor Co (b)	762,700	8,412,581
	McDonald's Corp (b)	18,268	2,922,332
	Target Corp (b)	43,339	2,363,276
	Walgreens Boots Alliance Inc	10,000	815,000
	Total Consumer, Cyclical		14,513,189

Consumer, Non-Cyclical (15.15%)
	Abbott Laboratories (b)	27,810	1,416,641
	AbbVie Inc (b)	21,110	1,589,583
	Aetna Inc	1,984	312,877
	AmerisourceBergen Corp (b)	22,912	1,838,688
	Anthem Inc	3,300	646,932
	Baxter International Inc (b)	26	1,613
	British American Tobacco PLC	3,770	234,192
	Celgene Corp* (b)	25,614	3,558,553
	Colgate-Palmolive Co (b)	20,400	1,461,456
	Conagra Brands Inc (b)	42,450	1,377,927
	Danaher Corp	4,300	358,706
	Gilead Sciences Inc (b)	51,200	4,285,952
	Kimberly-Clark Corp	1,800	221,922
	Lamb Weston Holdings Inc (b)	14,149	643,497
	Merck & Co Inc (b)	25,200	1,609,272
	Moody's Corp	992	132,958
	Procter & Gamble Co/The	4,580	422,597
	Shire PLC (b)	7,085	1,058,428
	Sprouts Farmers Market Inc* (b)	260,000	5,184,400
	Tyson Foods Inc	20,000	1,266,000
Total Consumer, Non-Cyclical			27,622,194

	Energy (10.22%)
	Anadarko Petroleum Corp (b)	21,340	873,446
	Baker Hughes a GE Co (b)	27,455	930,725
	BP PLC (b)	80,228	2,786,318
	Chevron Corp (b)	36,724	3,952,237
	ConocoPhillips (b)	19,648	857,832
	Devon Energy Corp (b)	10,652	334,473
	Enbridge Inc (b)	11,808	472,202
	Exxon Mobil Corp (b)	43,236	3,300,204
	Royal Dutch Shell PLC (b)	36,500	2,014,070
	Schlumberger Ltd (b)	49,100	3,118,341
	Total Energy		18,639,848

	Financial (20.13%)
	Arthur J Gallagher & Co	32,400	1,875,960
	Aspen Insurance Holdings Ltd	26,315	1,189,438
	Bank of America Corp (b)	140,000	3,344,600
	Bank of New York Mellon Corp/T (b)	21,450	1,121,406
	BlackRock Inc (b)	6,300	2,639,763
	Citigroup Inc (b)	21,300	1,449,039
	Goldman Sachs Group Inc/The (b)	15,850	3,546,279
	Intercontinental Exchange Inc (b)	15,920	1,029,546
	JPMorgan Chase & Co (b)	71,020	6,455,008
	Morgan Stanley (b)	47,050	2,140,775
	New York Community Bancorp Inc	211,900	2,553,395
	Principal Financial Group Inc (b)	13,650	853,398
	State Street Corp (b)	9,600	887,904
	US Bancorp (b)	60,600	3,105,750
	Wells Fargo & Co (b)	87,889	4,488,491
	Total Financial		36,680,752

	Industrial (6.31%)
	Agilent Technologies Inc	870	56,306
	Boeing Co/The (b)	12,000	2,875,920
	Caterpillar Inc (b)	13,942	1,638,046
	Fortive Corp (b)	12,800	831,616
	Northrop Grumman Corp (b)	8,600	2,341,006
	Rockwell Collins Inc	1,400	183,470
	Seaspan Corp	25,000	178,500
	Union Pacific Corp (b)	7,650	805,545
	United Parcel Service Inc (b)	8,160	933,178
	United Technologies Corp (b)	13,900	1,664,108
	Total Industrial		11,507,695

	Technology (7.26%)
	Analog Devices Inc (b)	10,696	894,934
	Dell Technologies Inc Class V* (b)	3,312	248,168
	DXC Technology Co (b)	4,294	364,990
	Hewlett Packard Enterprise Co (b)	50,000	903,000
	IBM (b)	4,760	680,823
	Microsoft Corp (b)	37,133	2,776,433
	Oracle Corp (b)	45,130	2,271,393
	Paychex Inc (b)	34,000	1,939,020
	QUALCOMM Inc (b)	33,575	1,754,965
	TSMC	30,000	1,109,100
	Texas Instruments Inc (b)	3,500	289,870
	Total Technology		13,232,696

	Utilities (3.61%)
	Consolidated Edison Inc (b)	21,200	1,786,524
	DTE Energy Co (b)	4,700	527,904
	Duke Energy Corp (b)	8,099	707,043
	Exelon Corp (b)	18,746	709,911
	FirstEnergy Corp (b)	23,574	768,041
	NextEra Energy Inc (b)	7,500	1,128,824
	Sempra Energy (b)	8,050	949,337
	Total Utilities		6,577,584

	Total Common Stock (Cost $80,228,312)		139,153,015

	Preferred Stock (0.55%)
	Amerityre Corp*,** 5% 12/18/2019	2,000,000	1,000,000
	Total Preferred Stock (Cost $2,000,000)		1,000,000

	Maturity Date
United States Treasury Bills (18.75%)
TREASURY BILL	09/21/2017	33,500,000	33,483,134
TREASURY BILL	10/05/2017	700,000	699,299
Total United States Treasury Bills (Cost $34,182,433)			34,182,433

Total Investments (Cost $116,410,745) (a) (95.63%)			$174,335,448
	Other Net Assets (4.37%)		7,962,524
	Net Assets (100.00%)		$182,297,972

*	Non-income producing security.

**	This security has been valued using significant unobserable inputs and deemed to be illiquid by the Advisor. At August 31, 2017, the fair value was $1,000,000, or 0.55% of net assets.

(a)	Aggregate cost for federal income tax purpose is $116,765,732.

(b)	A portion of these shares have been pledged in connection with obligations for options contracts.

At August 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$61,624,421
Unrealized depreciation	(4,054,609)
Net unrealized appreciation	$57,569,812

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Continued)	8/31/2017

Written Call Options	Expiration Date	Contracts	Exercise Price	Notional Amount	Value
Abbott Laboratories	10/20/2017	(78)	$52.50	$409,500	$(4,368)
AbbVie Inc	10/20/2017	(55)	75.00	412,500	(10,120)
AmerisourceBergen Corp	10/20/2017	(61)	82.50	503,250	(7,686)
Analog Devices Inc	10/20/2017	(30)	87.50	262,500	(3,000)
AT&T Inc	10/20/2017	(150)	39.00	585,000	(2,850)
Bank of New York Mellon Corp/The	9/15/2017	(64)	49.00	313,600	(21,600)
Boeing Co/The	10/20/2017	(34)	250.00	850,000	(9,010)
Caterpillar Inc	10/20/2017	(38)	120.00	456,000	(7,372)
Celgene Corp	10/20/2017	(75)	145.00	1,087,500	(16,725)
Colgate-Palmolive Co	10/20/2017	(60)	75.00	450,000	(4,800)
Conagra Brands Inc	10/20/2017	(125)	34.00	425,000	(5,625)
DTE Energy Co	10/20/2017	(37)	115.00	425,500	(2,035)
McDonald's Corp	10/20/2017	(36)	165.00	594,000	(3,312)
Merck & Co Inc	10/20/2017	(75)	65.00	487,500	(5,625)
Microsoft Corp	9/15/2017	(100)	70.00	700,000	(49,500)
Oracle Corp	10/20/2017	(195)	49.00	955,500	(44,850)
Paychex Inc	9/15/2017	(155)	60.00	930,000	(1,550)
QUALCOMM Inc	10/20/2017	(112)	55.00	616,000	(7,168)
Target Corp	10/20/2017	(130)	57.50	747,500	(8,190)
Texas Instruments Inc	10/20/2017	(20)	85.00	170,000	(2,340)
Union Pacific Corp	10/20/2017	(22)	110.00	242,000	(2,354)
United Parcel Service Inc	10/20/2017	(20)	115.00	230,000	(3,820)
United Technologies Corp	10/20/2017	(38)	125.00	475,000	(4,180)
Verizon Communications Inc	10/20/2017	(125)	50.00	625,000	(3,750)

Total Written Call Options				12,952,850	(231,830)
Premiums Received $188,863

European Growth & Income Fund	Portfolio of Investments	8/31/2017

	Security Description	Shares	Value (Note 1)
	Common Stock (93.89%)

	Basic Materials (5.45%)
	BASF SE	3,488	$338,231
	BHP Billiton Ltd	1,900	82,650
	Rio Tinto PLC	3,600	176,688
	South32 Ltd	760	8,877
	Total Basic Materials		606,446

	Communications (4.25%)
	Deutsche Telekom AG	11,525	208,487
	Telefonica SA	24,558	264,490
	Total Communications		472,977

	Consumer, Cyclical (6.91%)
	Daimler AG	3,835	279,533
	LVMH Moet Hennessy Louis Vuitt	9,300	488,994
	Total Consumer, Cyclical		768,527

Consumer, Non-Cyclical (40.81%)
	Agriculture (3.46%)
	British American Tobacco PLC	6,200	385,144
			385,144
	Beverages (7.24%)
	Anheuser-Busch InBev SA/NV	3,700	437,969
	Diageo PLC	2,735	367,611
			805,580
Cosmetics/Personal Care (3.48%)
	Unilever NV	6,508	387,226
			387,226
	Food (5.72%)
	Nestle SA	7,512	636,717
			636,717
	Pharmaceuticals (20.91%)
	Bayer AG	4,115	527,502
	GlaxoSmithKline PLC	8,050	323,852
	Novartis AG	7,157	603,264
	Roche Holding AG	15,564	494,157
	Sanofi	7,700	376,068
			2,324,843

Total Consumer, Non-Cyclical			4,539,510

	Energy (9.22%)
	Eni SpA	7,482	235,533
	Royal Dutch Shell PLC	7,751	427,700
	TOTAL SA	6,964	362,407
	Total Energy		1,025,640

	Financial (19.39%)
	Allianz SE	18,157	388,560
	AXA SA	18,984	549,017
	BBVA	15,838	140,008
	Banco Santander SA	51,573	335,740
	BNP Paribas SA	5,452	208,021
	Deutsche Bank AG	3,484	55,709
	HSBC Holdings PLC	2,569	124,340
	ING Groep NV	20,000	355,600
	Total Financial		2,156,995

	Industrial (4.40%)
	Siemens AG	7,470	489,883
	Total Industrial		489,883

	Technology (3.46%)
	SAP SE	3,667	384,851
	Total Technology		384,851

	Total Common Stock (Cost $7,885,976)		10,444,829

	Maturity Date
United States Treasury Bills (2.70%)
TREASURY BILL	09/21/2017	300,000	299,847
Total United States Treasury Bills (Cost $299,847)			299,847

Total Investments (Cost $8,185,823) (a) (96.59%)			$10,744,676
	Other Net Assets (3.41%)		379,418
	Net Assets (100.00%)		$11,124,094

(a)	Aggregate cost for federal income tax purpose is $8,185,867.

See accompanying notes to financial statements.

European Growth & Income Fund	Portfolio of Investments (Continued)	8/31/2017

At August 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$3,306,243
Unrealized depreciation	(747,434)
Net unrealized appreciation	$2,558,809

Nasdaq-100 Index Fund	Portfolio of Investments	8/31/2017

	Security Description	Shares	Value (Note 1)
	Common Stock (97.58%)

	Communications (34.74%)
	Internet (23.97%)
	Alphabet Inc*	21,129	$19,847,104
	Alphabet Inc Class A*	20,265	19,357,939
	Amazon.com Inc* (c)	23,696	23,236,298
	Baidu Inc*	22,071	5,033,292
	Ctrip.com International Ltd*	34,605	1,780,427
	eBay Inc*	82,040	2,964,105
	Expedia Inc	10,128	1,502,590
	Facebook Inc*	137,459	23,638,824
	JD.com Inc*	69,220	2,901,010
	Liberty Ventures*	4,813	296,288
	MercadoLibre Inc	3,429	886,294
	Netflix Inc*	33,471	5,847,718
	Priceline Group Inc/The*	3,816	7,067,537
	Symantec Corp	42,820	1,283,744
			115,643,170
	Media (7.06%)
	Charter Communications Inc*	20,776	8,280,067
	Comcast Corp	378,270	15,361,545
	Discovery Communications Inc Class A*	7,945	176,458
	Discovery Communications Inc Class K*	15,060	316,411
	DISH Network Corp*	17,665	1,012,028
	Liberty Global PLC USA*	18,734	636,956
	Liberty Global PLC Class K*	43,868	1,448,960
	Liberty Global Plc LiLAC Class A*	2,316	60,239
	Liberty Global Plc LiLAC Class K*	6,079	156,777
	Sirius XM Holdings Inc	348,560	2,004,220
	Twenty-First Century Fox Inc Class A	81,722	2,254,710
	Twenty-First Century Fox Inc	62,012	1,680,525
	Viacom Inc	23,860	682,396
			34,071,292
	Telecommunicatoins (3.71%)
	Cisco Systems Inc	399,570	12,870,150
	T-Mobile US Inc*	64,521	4,175,154
	Vodafone Group PLC	29,544	857,662
			17,902,966

	Total Communications		167,617,428

	Consumer, Cyclical (8.36%)
	American Airlines Group Inc	38,253	1,711,439
	Costco Wholesale Corp	34,087	5,342,796
	Dollar Tree Inc*	16,684	1,328,714
	Fastenal Co	19,852	847,085
	Hasbro Inc	9,380	921,585
	Liberty Interactive Corp QVC G*	31,432	695,276
	Marriott International Inc/MD	28,948	2,998,434
	Mattel Inc	25,314	410,593
	Norwegian Cruise Line Holdings*	16,804	999,166
	O'Reilly Automotive Inc*	6,916	1,356,435
	PACCAR Inc	27,279	1,809,416
	Ross Stores Inc	30,442	1,779,335
	Starbucks Corp	112,457	6,169,391
	Tesla Inc*	12,756	4,539,860
	Tractor Supply Co	9,663	575,045
	Ulta Beauty Inc*	4,398	972,002
	Walgreens Boots Alliance Inc	83,945	6,841,518
	Wynn Resorts Ltd	7,523	1,045,622
	Total Consumer, Cyclical		40,343,712

Consumer, Non-Cyclical (17.71%)
	Alexion Pharmaceuticals Inc*	16,604	2,364,576
	Amgen Inc	58,768	10,447,187
	Automatic Data Processing Inc	33,879	3,607,097
	Biogen Inc*	16,298	5,159,295
	BioMarin Pharmaceutical Inc*	12,217	1,101,851
	Celgene Corp*	60,637	8,424,298
	Cintas Corp	7,764	1,048,218
	DENTSPLY SIRONA Inc	16,317	923,053
	Express Scripts Holding Co*	44,776	2,812,828
	Gilead Sciences Inc	101,478	8,494,723
	Henry Schein Inc*	5,597	972,087
	Hologic Inc*	21,078	813,611
	IDEXX Laboratories Inc*	6,219	966,619
	Illumina Inc*	11,338	2,318,167
	Incyte Corp*	15,902	2,185,094
	Intuitive Surgical Inc*	2,927	2,940,669
	Kraft Heinz Co/The	94,559	7,635,639
	Mondelez International Inc	121,250	4,930,025
	Monster Beverage Corp*	43,092	2,405,395
	Mylan NV*	39,556	1,245,223
	PayPal Holdings Inc*	93,288	5,754,004
	Regeneron Pharmaceuticals Inc*	7,861	3,906,131
	Shire PLC	6,204	926,816
	Verisk Analytics Inc*	11,501	932,156
	Vertex Pharmaceuticals Inc*	19,342	3,105,165
Total Consumer, Non-Cyclical			85,419,927

	Industrial (0.90%)
	CSX Corp	69,920	3,509,984
	JB Hunt Transport Services Inc	8,228	813,667
	Total Industrial		4,323,651

	Technology (35.87%)
	Computers (11.74%)
	Apple Inc (c)	301,448	49,437,472
	Check Point Software Technolog*	12,676	1,418,064
	Cognizant Technology Solutions	45,788	3,240,417
	Seagate Technology PLC	20,861	657,747
	Western Digital Corp	21,295	1,879,710
			56,633,410
	Semiconductors (12.08%)
	Analog Devices Inc	27,178	2,273,983
	Applied Materials Inc	81,496	3,677,100
	Broadcom Ltd	31,169	7,856,770
	Intel Corp	376,311	13,197,227
	KLA-Tencor Corp	11,076	1,037,710
	Lam Research Corp	12,527	2,079,231
	Maxim Integrated Products Inc	21,335	995,491
	Microchip Technology Inc	17,814	1,546,255
	Micron Technology Inc*	85,914	2,746,671
	NVIDIA Corp	46,206	7,829,145
	QUALCOMM Inc	114,735	5,997,198
	Skyworks Solutions Inc	14,329	1,509,703
	Texas Instruments Inc	77,373	6,408,032
	Xilinx Inc	17,344	1,145,745
			58,300,261
	Software (12.05%)
	Activision Blizzard Inc	56,743	3,720,071
	Adobe Systems Inc*	38,417	5,960,782
	Akamai Technologies Inc*	12,802	603,614
	Autodesk Inc*	16,452	1,883,096
	CA Inc	29,540	980,137
	Cerner Corp*	24,884	1,686,638
	Citrix Systems Inc*	10,712	837,786
	Electronic Arts Inc*	24,076	2,925,234
	Fiserv Inc*	16,492	2,040,225
	Intuit Inc	19,304	2,730,551
	Microsoft Corp (c)	421,904	31,545,762
	NetEase Inc	5,919	1,632,697
	Paychex Inc	27,898	1,591,023
			58,137,616

	Total Technology		173,071,287

	Total Common Stock (Cost $314,548,843)		470,776,005

	Maturity Date
United States Treasury Bills (2.01%)
TREASURY BILL	09/21/2017	6,000,000	5,996,938
TREASURY BILL	10/05/2017	3,700,000	3,696,292
Total United States Treasury Bills (Cost $9,693,230)			9,693,230

Total Investments (Cost $324,242,073) (a) (99.59%)			$480,469,235
	Other Net Assets (0.41%)		1,978,770
	Net Assets (100.00%)		$482,448,005

*	Non-income producing security.

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Continued)	8/31/2017

(a)	Aggregate cost for federal income tax purpose is $324,538,870.

At August 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$160,852,538
Unrealized depreciation	(4,922,173)
Net unrealized appreciation	$155,930,365

(b)	Futures contracts at August 31, 2017:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
101 / SEPT 2017 / Long / CME	$11,828,575	$12,101,315	$272,740

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

Shelton Green Alpha Fund	Portfolio of Investments	8/31/2017

Security Description	Shares	Value (Note 1)
Common Stock (83.50%)

Basic Materials (1.47%)
Schnitzer Steel Industries Inc	22,000	$591,800
Total Basic Materials		591,800

Communications (4.99%)
Alphabet Inc*	1,100	1,033,263
Palo Alto Networks Inc*	1,500	199,035
Sierra Wireless Inc*	35,000	775,250
Total Communications		2,007,548

Consumer, Cyclical (7.11%)
Herman Miller Inc	26,500	891,725
Interface Inc	20,000	380,000
Kandi Technologies Group Inc*	105,000	414,750
Tesla Inc*	3,300	1,174,470
Total Consumer, Cyclical		2,860,945

Consumer, Non-Cyclical (8.72%)
Exact Sciences Corp*	8,800	368,632
Gilead Sciences Inc	4,200	351,582
Hain Celestial Group Inc/The*	22,200	892,884
OraSure Technologies Inc*	13,000	265,330
SunOpta Inc*	66,000	567,600
United Natural Foods Inc*	30,600	1,063,350
Total Consumer, Non-Cyclical		3,509,378

Energy (24.36%)
Canadian Solar Inc*	97,000	1,523,870
First Solar Inc*	24,600	1,155,216
JA Solar Holdings Co Ltd*	155,000	1,035,400
JinkoSolar Holding Co Ltd*	46,000	1,280,180
Pattern Energy Group Inc	72,000	1,808,640
Sunrun Inc*	110,000	737,000
Vestas Wind Systems A/S	74,800	2,265,692
Total Energy		9,805,998

Financial (6.54%)
Alexandria Real Estate Equitie	4,000	485,240
Hannon Armstrong Sustainable I	45,500	1,055,600
Liberty Property Trust	15,000	639,000
Munich Re	22,000	454,300
Total Financial		2,634,140

Industrial (13.48%)
ABB Ltd	33,500	776,530
Acuity Brands Inc	800	141,432
Advanced Energy Industries Inc*	9,000	661,860
AU Optronics Corp	45,000	181,800
Garmin Ltd	6,700	345,050
Itron Inc*	5,000	363,000
LG Display Co Ltd	47,000	656,590
SunPower Corp*	70,000	618,800
Trex Co Inc*	8,700	661,200
Universal Display Corp	5,300	673,630
Waters Corp*	1,900	348,612
Total Industrial		5,428,504

Technology (14.66%)
Analog Devices Inc	7,700	644,259
Applied Materials Inc	32,000	1,443,840
Fortinet Inc*	4,500	171,900
Gemalto NV	12,500	336,125
IBM	6,500	929,695
Omnicell Inc*	4,936	253,217
Skyworks Solutions Inc	13,500	1,422,360
STMicroelectronics NV	21,000	366,240
Veeco Instruments Inc*	17,700	334,530
Total Technology		5,902,166

Utilities (2.17%)
Consolidated Water Co Ltd	73,000	872,350
Total Utilities		872,350

Total Common Stock (Cost $27,875,690)		33,612,829

Limited Partnerships (3.62%)
8Point3 Energy Partners LP	101,000	1,456,420
Total Limited Partnerships (Cost $1,369,885)		1,456,420

Total Investments (Cost $29,245,575) (a) (87.12%)		$35,069,249
Other Net Assets (12.88%)		5,186,816
Net Assets (100.00%)		$40,256,065

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $29,274,572.

At August 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$8,151,763
Unrealized depreciation	(2,357,084)
Net unrealized appreciation	$5,794,679

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2017

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of investments	$70,448,664	$21,536,481	$5,238,240	$59,029,376
Market value of investments (Note 1)	74,521,994	21,858,275	5,238,409	59,029,376
Cash	98,859	90,581	81,125	81,633
Due from Advisor	—	—	—	9,540
Interest receivable	776,836	83,912	8,144	—
Receivable for fund shares sold	6,171	3,607	1,043	215,803
Prepaid expenses	3,860	743	199	—
Total assets	75,407,720	22,037,118	5,328,920	59,336,352

Liabilities
Payables and other liabilities
Fund shares repurchased	19,451	27	—	4,570
Investment advisor	31,876	9,205	510	24,251
Distributions payable	32,116	509	21	16,585
12b-1 fees	—	1,132	369	—
Shareholder service fees	—	1,179	366	—
Administration fees	5,600	1,694	444	4,475
CCO fees	—	46	22	123
Custody fees	399	228	136	1,017
Fund accounting fees	—	1,179	736	6,703
Printing fees	—	1,321	112	474
State registration fees	1,854	781	494	447
Transfer Agent fees	6,007	4,086	991	3,839
Trustee fees	162	636	667	670
Expenses	276	136	115	1,706
Total liabilities	97,741	22,159	4,983	64,860

Net assets	$75,309,979	$22,014,959	$5,323,937	$59,271,492

Net assets at August 31, 2017 consist of
Paid-in capital	70,977,766	22,066,182	5,324,697	59,273,788
Undistributed net investment income	24,057	3,255	—	—
Accumulated net realized gain (loss)	234,826	(376,272)	(929)	(2,296)
Unrealized appreciation (depreciation) of investments	4,073,330	321,794	169	—
Total net assets	$75,309,979	$22,014,959	$5,323,937	$59,271,492

Net assets
Direct Shares	$75,309,979	$18,316,250	$4,162,407	$57,149,127
K Shares	$—	$3,698,709	$1,161,530	$2,122,365

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	6,465,997	1,774,711	410,493	57,153,095
K Shares (no par value, unlimited shares authorized)	—	357,383	116,401	2,120,722

Net asset value per share
Direct Shares	$11.65	$10.32	$10.14	$1.00
K Shares	$—	$10.35	$9.98	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2017 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Assets
Investments in securities
Cost of investments	$67,260,049	$80,773,506	$48,748,631	$116,410,745
Market value of investments (Note 1)	163,100,397	118,193,195	63,931,685	174,335,448
Cash	39,486	114,734	103,330	89,190
Cash held at broker	250,000	200,000	200,000	7,555,117
Due from Advisor	26,821	20,796	14,283	—
Variation Margin Receivable	2,849	5,920	2,700	—
Dividend receivable	370,609	143,199	50,990	582,849
Receivable for fund shares sold	17,483	3,256	4,165	3,145
Receivable for Investment Securities Sold	—	—	—	102,908
Prepaid expenses	1,227	1,303	4,925	8,282
Total assets	163,808,872	118,682,403	64,312,078	182,676,939

Liabilities
Written Options, at value (proceeds —, —, —, 188,863 respectively)	—	—	—	231,830
Payables and other liabilities
Fund shares repurchased	200,050	12,619	11,139	4,360
Investment advisor	22,488	36,485	25,395	77,971
12b-1 fees	2,077	1,400	2,404	1,447
Shareholder service fees	3,064	1,375	2,581	1,682
Administration fees	12,202	8,849	4,920	13,698
CCO fees	220	259	147	—
Custody fees	3,094	1,223	2,006	—
Fund accounting fees	19,169	13,887	7,533	—
Printing fees	30	48	—	8,037
State registration fees	1,843	2,794	—	5,319
Transfer agent fees	11,867	9,790	6,783	33,766
Trustee fees	682	614	655	197
Expenses	4,331	2,213	7,618	661
Total liabilities	281,117	91,556	71,181	378,968

Net assets	$163,527,755	$118,590,847	$64,240,897	$182,297,971

Net assets at August 31, 2017 consist of
Paid-in capital	64,605,549	71,845,469	41,595,789	103,026,172
Undistributed net investment income	562,889	84,651	38,352	—
Accumulated net realized gain (loss)	2,516,416	9,244,630	7,418,293	21,389,967
Unrealized appreciation (depreciation) of investments	95,841,173	37,419,707	15,183,078	57,924,799
Unrealized appreciation (depreciation) of futures	1,728	(3,610)	5,385	—
Unrealized appreciation (depreciation) of options contracts	—	—	—	(42,967)
Total net assets	$163,527,755	$118,590,847	$64,240,897	$182,297,971

Net assets
Direct Shares	$155,021,909	$113,148,589	$56,075,889	$176,929,240
K Shares	$8,505,846	$5,442,258	$8,165,008	$5,368,731

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	3,212,440	4,394,431	2,510,782	7,076,411
K Shares (no par value, unlimited shares authorized)	176,325	213,932	373,652	216,923

Net asset value per share
Direct Shares	$48.26	$25.75	$22.33	$25.00
K Shares	$48.24	$25.44	$21.85	$24.75

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2017 (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$8,185,823	$324,242,073	$29,245,575
Market value of investments (Note 1)	10,744,676	480,469,235	35,069,249
Cash	333,587	1,096,735	5,256,064
Due from Advisor	—	93,047	—
Cash held at broker	—	750,000	—
Variation Margin Receivable	—	110,946	—
Dividend receivable	73,622	587,836	38,443
Receivable for fund shares sold	2,418	337,005	5,518
Prepaid expenses	1,368	1,225	11,341
Total assets	11,155,671	483,446,029	40,380,615

Liabilities
Payables and other liabilities
Fund shares repurchased	9,979	708,557	67,088
Investment advisor	2,945	125,567	34,237
12b-1 fees	911	5,106	—
Shareholder service fees	1,139	5,596	—
Administration fees	845	35,122	3,007
CCO fees	—	—	186
Custody fees	—	7,089	888
Fund accounting fees	580	56,534	699
Printing fees	4,247	—	—
State registration fees	2,927	1,314	12,074
Transfer agent fees	7,116	42,107	4,684
Trustee fees	713	789	806
Expenses	175	10,243	881
Total liabilities	31,577	998,024	124,550

Net assets	$11,124,094	$482,448,005	$40,256,065

Net assets at August 31, 2017 consist of
Paid-in capital	10,016,147	321,780,782	33,297,590
Undistributed net investment income	16,735	716,848	48,526
Accumulated net realized gain (loss)	(1,467,815)	3,451,003	1,086,273
Unrealized appreciation (depreciation) of investments	2,559,027	156,226,632	5,823,676
Unrealized appreciation (depreciation) of futures	—	272,740	—
Total net assets	$11,124,094	$482,448,005	$40,256,065

Net assets
Direct Shares	$7,330,425	$460,020,627	$40,256,065
K Shares	$3,793,669	$22,427,378	$—

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	789,890	30,176,373	2,323,672
K Shares (no par value, unlimited shares authorized)	407,599	1,512,416	—

Net asset value per share
Direct Shares	$9.28	$15.24	$17.32
K Shares	$9.31	$14.83	$—

See accompanying notes to financial statements.

Statements of Operations August 31, 2017

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$2,250,932	$480,921	$63,346	$338,100
Total	2,250,932	480,921	63,346	338,100

Expenses
Management fees (Note 2)	390,434	115,508	30,300	306,412
Administration fees (Note 2)	69,185	20,465	5,382	54,363
Transfer agent fees	18,170	14,302	3,361	14,071
Accounting services	19,426	7,843	3,173	20,664
Custodian fees	4,942	2,285	754	5,580
Legal and audit fees	7,028	7,680	5,805	15,099
CCO fees (Note 2)	9,592	1,840	494	4,817
Trustees fees	5,581	5,852	5,797	6,053
Insurance	3,364	974	220	3,014
Printing	4,100	2,922	571	7,676
Registration and dues	5,400	7,722	3,020	4,280
12b-1 fees Class K (Note 2)	—	11,374	3,367	6,477
Shareholder service fees Class K (Note 2)	—	11,374	3,367	6,477
Total expenses	537,222	210,141	65,611	454,983
Less class specific expenses waived	—	—	—	(12,954)
Less reimbursement from manager (Note 2)	—	(16,422)	(23,105)	(120,514)
Net expenses	537,222	193,719	42,506	321,515
Net investment income	1,713,710	287,202	20,840	16,585

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	352,979	81,875	(749)	(142)
Change in unrealized appreciation (depreciation) of investments	(1,990,269)	(683,656)	(16,031)	—
Net realized and unrealized gain (loss) on investments	(1,637,290)	(601,781)	(16,780)	(142)
Net increase (decrease) in net assets resulting from operations	$76,420	$(314,579)	$4,060	$16,443

See accompanying notes to financial statements.

Statements of Operations August 31, 2017 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Investment income
Interest income	$6,766	$3,316	$3,022	$174,788
Dividend income (net of foreign tax withheld: ($3,330), $660, $89, $18,953 respectively)	3,228,619	1,827,000	881,066	4,338,280
Total	3,235,385	1,830,316	884,088	4,513,068

Expenses
Management fees (Note 2)	386,399	495,829	328,727	918,912
Administration fees (Note 2)	136,459	109,789	57,986	162,786
Transfer agent fees	35,256	28,921	19,855	140,940
Accounting services	58,307	45,377	30,075	38,390
Custodian fees	13,941	11,958	11,644	10,716
Broker Fees	—	—	—	595
Legal and audit fees	30,172	24,728	15,815	11,309
CCO fees (Note 2)	12,187	10,020	5,249	21,179
Trustees fees	6,592	6,375	6,111	6,172
Insurance	5,727	5,598	7,433	7,228
Printing	13,748	11,136	6,021	18,452
Registration and dues	14,009	15,232	8,365	30,672
12b-1 fees Class K (Note 2)	21,243	13,922	25,376	15,186
Shareholder service fees Class K (Note 2)	21,243	13,922	25,376	15,186
Licensing fee	28,930	28,578	28,673	—
Total expenses	784,213	821,385	576,706	1,397,723
Less reimbursement from manager (Note 2)	(182,805)	(72,425)	(39,066)	—
Net expenses	601,408	748,960	537,640	1,397,723
Net investment income	2,633,977	1,081,356	346,448	3,115,345

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	2,529,596	32,665,110	7,422,479	23,987,840
Net realized gain (loss) from futures contracts	573,358	168,186	289,816	—
Net realized gain (loss) from written options contracts	—	—	—	1,247,729
Change in unrealized appreciation (depreciation) of investments	17,170,998	(19,108,681)	(868,135)	(12,351,960)
Change in unrealized appreciation (depreciation) of futures	(55,572)	(12,500)	(56,445)	—
Change in unrealized appreciation (depreciation) of written options contracts	—	—	—	(12,921)
Net realized and unrealized gain (loss) on investments	20,218,380	13,712,115	6,787,715	12,870,688
Net increase (decrease) in net assets resulting from operations	$22,852,357	$14,793,471	$7,134,163	$15,986,033

See accompanying notes to financial statements.

Statements of Operations August 31, 2017 (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$1,819	$42,441	$—
Dividend income (net of foreign tax withheld: $25,120, $929, $13,107 respectively)	338,133	4,698,309	521,493
Total	339,952	4,740,750	521,493

Expenses
Management fees (Note 2)	85,170	1,924,987	363,644
Administration fees (Note 2)	8,815	339,912	32,031
Transfer agent fees	13,331	130,247	12,266
Accounting services	3,688	136,233	9,371
Custodian fees	2,848	28,054	3,277
Legal and audit fees	6,194	66,804	9,031
CCO fees (Note 2)	768	28,652	2,832
Trustees fees	5,859	7,760	5,981
Insurance	367	12,676	2,297
Printing	7,661	42,692	8,245
Registration and dues	6,533	27,010	23,992
12b-1 fees Class K (Note 2)	9,993	47,375	—
Shareholder service fees Class K (Note 2)	9,993	47,375	—
Licensing fee	—	63,741	—
Total expenses	161,220	2,903,518	472,967
Less reimbursement from manager (Note 2)	(40,935)	(918,243)	—
Net expenses	120,285	1,985,275	472,967
Net investment income	219,667	2,755,475	48,526

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(11,949)	2,754,936	1,462,719
Net realized gain (loss) from futures contracts	—	2,575,557	—
Change in unrealized appreciation (depreciation) of investments	1,574,307	80,035,902	4,690,984
Change in unrealized appreciation (depreciation) of futures	—	278,250	—
Net realized and unrealized gain (loss) on investments	1,562,358	85,644,645	6,153,703
Net increase (decrease) in net assets resulting from operations	$1,782,025	$88,400,120	$6,202,229

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	California Tax-Free Income Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016
Operations
Net investment income (loss)	$1,713,710	$2,187,863
Net realized gain (loss) on investments	352,979	304,753
Net realized gain (loss) on futures contracts	—	—
Change in unrealized appreciation (depreciation) of investments	(1,990,269)	1,576,243
Change in unrealized appreciation (depreciation) of futures and options contracts	—	—
Net increase (decrease) in net assets resulting from operations	76,420	4,068,859

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,808,992)	(2,175,617)
Distributions from realized capital gains on investments
Direct shares	(382,825)	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(6,997,015)	(6,683,995)
Total increase (decrease)	(9,112,412)	(4,790,753)

Net assets
Beginning of year	84,422,391	89,213,144
End of year	$75,309,979	$84,422,391
Including undistributed net investment income (loss) of:	$24,057	$149,312

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016
Operations
Net investment income (loss)	$287,202	$298,077	$20,840	$9,035	$16,585	$—
Net realized gain (loss) on investments	81,875	72,421	(749)	2,540	(142)	280
Net realized gain (loss) on futures contracts	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(683,656)	364,694	(16,031)	3,408	—	—
Change in unrealized appreciation (depreciation) of futures and options contracts	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(314,579)	735,192	4,060	14,983	16,443	280

Distributions to shareholders
Distributions from net investment income
Direct shares	(302,567)	(266,570)	(21,097)	(9,179)	(15,937)	—
K shares	(49,399)	(37,994)	—	—	(648)	—
Distributions from realized capital gains on investments
Direct shares	—	—	(1,853)	—	—	—
K shares	—	—	(559)	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(1,784,419)	(1,169,137)	(134,749)	(1,254,546)	(15,680,633)	(13,923,127)
Total increase (decrease)	(2,450,964)	(738,509)	(154,198)	(1,248,742)	(15,680,775)	(13,922,847)

Net assets
Beginning of year	24,465,923	25,204,432	5,478,135	6,726,877	74,952,267	88,875,114
End of year	$22,014,959	$24,465,923	$5,323,937	$5,478,135	$59,271,492	$74,952,267
Including undistributed net investment income (loss) of:	$3,255	$59,581	$—	$133	$—	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016
Operations
Net investment income (loss)	$2,633,977	$2,514,160	$1,081,356	$1,373,661	$346,448	$259,915
Net realized gain (loss) on investments	2,529,596	1,490,887	32,665,110	11,311,946	7,422,479	2,363,853
Net realized gain (loss) on futures contracts	573,358	135,938	168,186	(277,785)	289,816	12,852
Change in unrealized appreciation (depreciation) of investments	17,170,998	11,501,497	(19,108,681)	2,386,098	(868,135)	3,549,714
Change in unrealized appreciation (depreciation) of futures and options contracts	(55,572)	79,738	(12,500)	250,780	(56,445)	119,415
Net increase (decrease) in net assets resulting from operations	22,852,357	15,722,220	14,793,471	15,044,700	7,134,163	6,305,749

Distributions to shareholders
Distributions from net investment income
Direct shares	(2,679,933)	(2,449,795)	(974,984)	(1,285,213)	(288,023)	(311,261)
K shares	(120,597)	(107,299)	(21,874)	(24,414)	(20,073)	(19,475)
Distributions from realized capital gains on investments
Direct shares	(1,405,105)	(3,080,771)	(16,224,622)	(21,413,287)	(2,153,007)	(3,975,481)
K shares	(83,044)	(193,578)	(762,705)	(782,857)	(414,019)	(944,574)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	1,637,352	2,234,800	(19,675,674)	4,313,548	3,352,060	4,930,461
Total increase (decrease)	20,201,030	12,125,577	(22,866,388)	(4,147,523)	7,611,101	5,985,419

Net assets
Beginning of year	143,326,725	131,201,148	141,457,235	145,604,758	56,629,796	50,644,377
End of year	$163,527,755	$143,326,725	$118,590,847	$141,457,235	$64,240,897	$56,629,796
Including undistributed net investment income (loss) of:	$562,889	$729,442	$84,651	$81,216	$38,352	$—

	Shelton Core Value Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016
Operations
Net investment income (loss)	$3,115,345	$3,361,213	$219,667	$250,392	$2,755,475	$2,194,721
Net realized gain (loss) on investments	23,987,840	23,698,760	(11,949)	(54,902)	2,754,936	(546,193)
Net realized gain (loss) on futures contracts	—	—	—	—	2,575,557	(3,917)
Net realized gain (loss) on written option contracts	1,247,729	395,040	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(12,351,960)	(10,421,053)	1,574,307	(562,539)	80,035,902	31,177,381
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	278,250	(55,630)
Change in unrealized appreciation (depreciation) of written options contracts	(12,921)	(30,046)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	15,986,033	17,003,914	1,782,025	(367,049)	88,400,120	32,766,362

Distributions to shareholders
Distributions from net investment income
Direct shares	(4,087,941)	(3,442,257)	(156,651)	(150,036)	(2,517,873)	(2,491,488)
K shares	(116,743)	(92,200)	(88,825)	(84,936)	(56,420)	(53,742)
Distributions from realized capital gains on investments
Direct shares	(22,403,863)	(2,543,593)	—	—	—	—
K shares	(777,863)	(81,226)	—	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	12,483,879	(15,826,727)	533,577	(503,964)	83,000,116	34,280,455
Total increase (decrease)	1,083,502	(4,982,089)	2,070,126	(1,105,985)	168,825,943	64,501,587

Net assets
Beginning of year	181,214,469	186,196,558	9,053,968	10,159,953	313,622,062	249,120,475
End of year	$182,297,971	$181,214,469	$11,124,094	$9,053,968	$482,448,005	$313,622,062
Including undistributed net investment income (loss) of:	$—	$1,001,503	$16,735	$42,643	$716,848	$535,666

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Green Alpha Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016
Operations
Net investment income (loss)	$48,526	$(73,541)
Net realized gain (loss) on investments	1,462,719	233,318
Net realized gain (loss) on futures contracts	—	—
Change in unrealized appreciation (depreciation) of investments	4,690,984	2,027,068
Change in unrealized appreciation (depreciation) of futures and options contracts	—	—
Net increase (decrease) in net assets resulting from operations	6,202,229	2,186,845

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(2,825,691)	5,097,056
Total increase (decrease)	3,376,538	7,283,901

Net assets
Beginning of year	36,879,527	29,595,626
End of year	$40,256,065	$36,879,527
Including undistributed net investment income (loss) of:	$48,526	$—

California Tax-Free Income Fund	Direct Shares
	Year Ended August 31, 2017		Year Ended August 31, 2016
	Shares	Value	Shares	Value
Shares sold	202,253	$2,334,099	523,322	$6,197,158
Shares issued in reinvestment of distributions	144,853	1,666,434	139,165	1,646,439
Shares repurchased	(955,354)	(10,997,548)	(1,222,216)	(14,527,592)
Net increase (decrease)	(608,248)	$(6,997,015)	(559,729)	$(6,683,995)

U.S. Government Securities Fund	Direct Shares				K Shares
	Year Ended August 31, 2017		Year Ended August 31, 2016		Year Ended August 31, 2017		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	348,976	$3,588,611	652,912	$6,876,077	71,933	$742,650	94,649	$998,366
Shares issued in reinvestment of distributions	28,418	293,695	24,511	258,321	4,759	49,396	3,610	37,994
Shares repurchased	(463,786)	(4,786,084)	(721,453)	(7,565,684)	(162,184)	(1,672,687)	(168,243)	(1,774,211)
Net increase (decrease)	(86,392)	$(903,778)	(44,030)	$(431,286)	(85,492)	$(880,641)	(69,984)	$(737,851)

Short-Term U.S. Government Bond Fund	Direct Shares				K Shares
	Year Ended August 31, 2017		Year Ended August 31, 2016		Year Ended August 31, 2017		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	142,377	$1,442,520	118,820	$1,208,657	44,496	$443,738	44,611	$447,203
Shares issued in reinvestment of distributions	2,226	22,559	887	9,024	56	559	—	—
Shares repurchased	(141,705)	(1,436,452)	(226,249)	(2,300,719)	(60,916)	(607,673)	(61,691)	(618,711)
Net increase (decrease)	2,898	$28,627	(106,542)	$(1,083,038)	(16,364)	$(163,376)	(17,080)	$(171,508)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

The United States Treasury Trust	Direct Shares		K Shares
	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016
	Shares/ Value	Shares/ Value	Shares/ Value	Shares/ Value
Shares sold	$37,959,149	40,928,958	$1,042,695	991,258
Shares issued in reinvestment of distributions	—	—	—	—
Shares repurchased	(53,292,289)	(54,670,886)	(1,390,188)	(1,172,457)
Net increase (decrease)	$(15,333,140)	(13,741,928)	$(347,493)	(181,199)

S&P 500 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2017		Year Ended August 31, 2016		Year Ended August 31, 2017		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	306,140	$13,842,418	326,492	$13,176,413	25,622	$1,169,325	38,069	$1,530,003
Shares issued in reinvestment of distributions	83,938	3,693,632	123,967	5,040,646	4,636	202,899	7,364	299,894
Shares repurchased	(335,596)	(15,410,243)	(380,563)	(15,315,397)	(40,062)	(1,860,679)	(61,550)	(2,496,759)
Net increase (decrease)	54,482	$2,125,807	69,896	$2,901,662	(9,804)	$(488,455)	(16,117)	$(666,862)

S&P MidCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2017		Year Ended August 31, 2016		Year Ended August 31, 2017		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	247,572	$6,346,730	375,346	$9,533,143	36,508	$927,951	30,369	$764,766
Shares issued in reinvestment of distributions	675,333	16,377,277	872,644	21,775,695	32,692	782,176	32,571	804,706
Shares repurchased	(1,638,220)	(42,902,808)	(1,078,306)	(27,097,754)	(47,718)	(1,207,000)	(56,563)	(1,467,008)
Net increase (decrease)	(715,315)	$(20,178,801)	169,684	$4,211,084	21,482	$503,127	6,377	$102,464

S&P SmallCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2017		Year Ended August 31, 2016		Year Ended August 31, 2017		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	594,778	$13,067,620	362,655	$6,973,676	63,933	$1,384,307	71,439	$1,343,176
Shares issued in reinvestment of distributions	112,142	2,416,292	216,445	4,229,379	20,638	434,093	50,276	964,049
Shares repurchased	(465,026)	(10,421,806)	(291,983)	(5,644,316)	(164,134)	(3,528,446)	(153,843)	(2,935,503)
Net increase (decrease)	241,894	$5,062,106	287,117	$5,558,739	(79,563)	$(1,710,046)	(32,128)	$(628,278)

Shelton Core Value Fund	Direct Shares				K Shares
	Year Ended August 31, 2017		Year Ended August 31, 2016		Year Ended August 31, 2017		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	209,300	$5,292,641	268,324	$6,816,479	27,361	$685,712	34,444	$861,737
Shares issued in reinvestment of distributions	1,060,142	25,761,019	231,099	5,823,161	37,189	894,256	6,923	173,353
Shares repurchased	(730,108)	(18,433,445)	(1,104,753)	(28,213,953)	(69,241)	(1,716,304)	(50,432)	(1,287,504)
Net increase (decrease)	539,334	$12,620,215	(605,330)	$(15,574,313)	(4,691)	$(136,336)	(9,065)	$(252,414)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

European Growth & Income Fund	Direct Shares				K Shares
	Year Ended August 31, 2017		Year Ended August 31, 2016		Year Ended August 31, 2017		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	269,444	$2,409,418	116,077	$923,966	89,356	$768,515	87,517	$699,199
Shares issued in reinvestment of distributions	17,810	155,111	18,957	148,891	10,122	88,825	10,794	84,936
Shares repurchased	(182,236)	(1,592,477)	(147,754)	(1,178,800)	(143,871)	(1,295,815)	(146,934)	(1,182,156)
Net increase (decrease)	105,018	$972,052	(12,720)	$(105,943)	(44,393)	$(438,475)	(48,623)	$(398,021)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2017		Year Ended August 31, 2016		Year Ended August 31, 2017		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	13,571,755	$183,527,262	11,206,740	$127,898,686	632,252	$8,488,307	391,917	$4,340,599
Shares issued in reinvestment of distributions	179,939	2,406,985	212,176	2,388,270	4,395	56,420	5,053	53,742
Shares repurchased	(7,914,640)	(105,704,466)	(8,115,814)	(91,802,273)	(423,616)	(5,774,392)	(762,296)	(8,598,569)
Net increase (decrease)	5,837,054	$80,229,781	3,303,102	$38,484,683	213,031	$2,770,335	(365,326)	$(4,204,228)

Shelton Green Alpha Fund	Direct Shares
	Year Ended August 31, 2017		Year Ended August 31, 2016
	Shares	Value	Shares	Value
Shares sold	855,278	$13,291,058	1,190,114	$16,546,546
Shares repurchased	(1,070,212)	(16,116,749)	(816,224)	(11,449,490)
Net increase (decrease)	(214,934)	$(2,825,691)	373,890	$5,097,056

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year)

California Tax-Free Income Fund Direct Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$11.93	$11.69	$11.81	$11.27	$11.89
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.25	0.29	0.28	0.33	0.38
Net gain (loss) on securities (both realized and unrealized)	(0.20)	0.24	(0.07)	0.54	(0.62)
Total from investment operations	0.05	0.53	0.21	0.87	(0.24)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.27)	(0.29)	(0.28)	(0.33)	(0.38)
Distributions from capital gains	(0.06)	—	(0.05)	—	—
Total distributions	(0.33)	(0.29)	(0.33)	(0.33)	(0.38)
Net asset value, end of year	$11.65	$11.93	$11.69	$11.81	$11.27

Total return	0.43%	4.60%	1.78%	7.80%	(2.12)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$75,310	$84,422	$89,213	$97,111	$100,233
Ratio of expenses to average net assets	0.69%	0.69%	0.71%	0.73%	0.71%
Ratio of net investment income (loss) to average net assets	2.20%	2.47%	2.41%	2.88%	3.29%
Portfolio turnover	7%	19%	12%	10%	11%

U.S. Government Securities Fund Direct Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$10.61	$10.42	$10.40	$10.38	$10.93
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.14	0.14	0.14	0.19	0.19
Net gain (loss) on securities (both realized and unrealized)	(0.26)	0.20	0.02	0.02	(0.56)
Total from investment operations	(0.12)	0.34	0.16	0.21	(0.37)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.17)	(0.15)	(0.14)	(0.19)	(0.18)
Total distributions	(0.17)	(0.15)	(0.14)	(0.19)	(0.18)
Net asset value, end of year	$10.32	$10.61	$10.42	$10.40	$10.38

Total return	(1.14)%	3.25%	1.58%	2.03%	(3.38)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$18,316	$19,754	$19,855	$22,746	$22,968
Ratio of expenses to average net assets:
Before expense reimbursements	0.81%	0.82%	0.83%	0.86%	0.86%
After expense reimbursements	0.74%	0.74%	0.74%	0.72%	0.74%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.27%	1.25%	1.29%	1.68%	1.62%
After expense reimbursements	1.34%	1.33%	1.38%	1.82%	1.76%
Portfolio turnover	10%	18%	18%	32%	6%

K Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$10.64	$10.43	$10.41	$10.40	$10.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.09	0.09	0.09	0.14	0.13
Net gain (loss) on securities (both realized and unrealized)	(0.27)	0.20	0.03	0.01	(0.55)
Total from investment operations	(0.18)	0.29	0.12	0.15	(0.42)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.08)	(0.10)	(0.14)	(0.14)
Total distributions	(0.11)	(0.08)	(0.10)	(0.14)	(0.14)
Net asset value, end of year	$10.35	$10.64	$10.43	$10.41	$10.40

Total return	(1.67)%	2.77%	1.13%	1.48%	(3.88)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$3,699	$4,712	$5,349	$6,085	$7,103
Ratio of expenses to average net assets:
Before expense reimbursements	1.31%	1.32%	1.33%	1.36%	1.36%
After expense reimbursements	1.24%	1.24%	1.24%	1.22%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.77%	0.75%	0.77%	1.18%	1.12%
After expense reimbursements	0.84%	0.84%	0.88%	1.32%	1.24%
Portfolio turnover	10%	18%	18%	32%	6%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$10.18		$10.16	$10.17		$10.17	$10.23
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.05		0.02	0.00		(0.01)	(0.01)
Net gain (loss) on securities (both realized and unrealized)	(0.05)		0.02	(0.01)		0.01	(0.04)
Total from investment operations	—		0.04	(0.01)		—	(0.05)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)		(0.02)	—		—	—
Distributions from capital gains	(0.00	)(b)	—	(0.00	)(b)	—	(0.01)
Total distributions	(0.04)		(0.02)	(0.00)		—	(0.01)
Net asset value, end of year	$10.14		$10.18	$10.16		$10.17	$10.17

Total return	0.09%		0.38%	(0.07)%		0.00%	(0.43)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$4,162		$4,148	$5,223		$5,789	$6,819
Ratio of expenses to average net assets:
Before expense reimbursements	0.97%		0.95%	0.97%		1.06%	1.07%
After expense reimbursements	0.59%		0.59%	0.59%		0.59%	0.59%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.08%		(0.12)%	(0.36)%		(0.60)%	(0.53)%
After expense reimbursements	0.46%		0.24%	0.02%		(0.13)%	(0.05)%
Portfolio turnover	27%		47%	33%		28%	50%

K Shares	Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$10.02		$10.03	$10.10		$10.15	$10.25
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	(0.01)		(0.03)	(0.05)		(0.06)	(0.06)
Net gain (loss) on securities (both realized and unrealized)	(0.03)		0.02	(0.02)		0.01	(0.03)
Total from investment operations	(0.04)		(0.01)	(0.07)		(0.05)	(0.09)
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—		—	—
Distributions from capital gains	(0.00	)(b)	—	(0.00	)(b)	—	(0.01)
Total distributions	(0.00	)(b)	—	(0.00)		—	(0.01)
Net asset value, end of year	$9.98		$10.02	$10.03		$10.10	$10.15

Total return	(0.35)%		(0.10)%	(0.66)%		(0.49)%	(0.85)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,162		$1,330	$1,503		$1,896	$1,898
Ratio of expenses to average net assets:
Before expense reimbursements	1.47%		1.45%	1.47%		1.56%	1.57%
After expense reimbursements	1.09%		1.09%	1.09%		1.09%	1.09%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.44)%		(0.61)%	(0.86)%		(1.10)%	(1.04)%
After expense reimbursements	(0.06)%		(0.26)%	(0.48)%		(0.63)%	(0.56)%
Portfolio turnover	27%		47%	33%		28%	50%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

The United States Treasury Trust Direct Shares	Year Ended August 31, 2017		Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2013
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.000	(c)	—		—		—		—
Net gain (loss) on securities (both realized and unrealized)	—		—		—		—		—
Total from investment operations	0.000		—		—		—		—
LESS DISTRIBUTIONS
Dividends from net investment income	(0.000	)(c)	—		—		—		—
Distributions from capital gains	—		—		—		—		—
Total distributions	(0.000)		—		—		—		—
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.03%		0.00%		0.00%		0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$57,149		$72,482		$86,224		$105,897		$69,479
Ratio of expenses to average net assets:
Before expense reimbursements	0.72%		0.71%		0.70%		0.73%		0.76%
After expense reimbursements	0.52	%(b)	0.22	%(b)	0.03	%(b)	0.03	%(b)	0.07	%(b)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.17)%		(0.49)%		(0.67)%		(0.70)%		(0.69)%
After expense reimbursements	0.03	%(b)	0.00	%(b)	0.00	%(b)	0.00	%(b)	0.00	%(b)

K Shares	Year Ended August 31, 2017		Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2013
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.001		—		—		—		—
Net gain (loss) on securities (both realized and unrealized)	—		—		—		—		—
Total from investment operations	0.001		—		—		—		—
LESS DISTRIBUTIONS
Dividends from net investment income	(0.001)		—		—		—		—
Distributions from capital gains	—		—		—		—		—
Total distributions	(0.001)		—		—		—		—
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.03%		0.00%		0.00%		0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$2,122		$2,470		$2,651		$3,013		$3,150
Ratio of expenses to average net assets:
Before expense reimbursements	1.22%		0.71%		0.70%		0.73%		0.76%
After expense reimbursements	0.52	%(b)	0.22	%(b)	0.03	%(b)	0.03	%(b)	0.07	%(b)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.67)%		(0.49)%		(0.67)%		(0.70)%		(0.69)%
After expense reimbursements	0.03	%(b)	0.00	%(b)	0.00	%(b)	0.00	%(b)	0.00	%(b)

(a)	Calculated based upon average shares outstanding.
(b)	Includes negative yield waiver adjustment.
(c)	Less than $0.001 per share.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P 500 Index Fund Direct Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$42.86	$39.88	$40.61	$33.59	$28.78
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.78	0.76	0.72	0.62	0.57
Net gain (loss) on securities (both realized and unrealized)	5.89	3.99	(0.58)	7.57	4.71
Total from investment operations	6.67	4.75	0.14	8.19	5.28
LESS DISTRIBUTIONS
Dividends from net investment income	(0.83)	(0.78)	(0.70)	(0.60)	(0.47)
Distributions from capital gains	(0.44)	(0.99)	(0.17)	(0.57)	—
Total distributions	(1.27)	(1.77)	(0.87)	(1.17)	(0.47)
Net asset value, end of year	$48.26	$42.86	$39.88	$40.61	$33.59

Total return	15.89%	12.21%	0.29%	24.75%	18.50%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$155,022	$135,346	$123,138	$123,654	$101,124
Ratio of expenses to average net assets:
Before expense reimbursements	0.48%	0.47%	0.47%	0.50%	0.52%
After expense reimbursements	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.61%	1.77%	1.63%	1.52%	1.65%
After expense reimbursements	1.73%	1.88%	1.74%	1.66%	1.81%
Portfolio turnover	5%	1%	3%	1%	3%

K Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$42.88	$39.87	$40.50	$33.63	$28.83
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.55	0.56	0.51	0.43	0.41
Net gain (loss) on securities (both realized and unrealized)	5.89	3.99	(0.57)	7.55	4.74
Total from investment operations	6.44	4.55	(0.06)	7.98	5.15
LESS DISTRIBUTIONS
Dividends from net investment income	(0.64)	(0.55)	(0.40)	(0.54)	(0.35)
Distributions from capital gains	(0.44)	(0.99)	(0.17)	(0.57)	—
Total distributions	(1.08)	(1.54)	(0.57)	(1.11)	(0.35)
Net asset value, end of year	$48.24	$42.88	$39.87	$40.50	$33.63

Total return	15.31%	11.65%	(0.19)%	24.08%	17.95%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$8,506	$7,981	$8,063	$11,236	$10,093
Ratio of expenses to average net assets:
Before expense reimbursements	0.98%	0.97%	0.97%	1.00%	1.02%
After expense reimbursements	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.11%	1.26%	1.13%	1.01%	1.15%
After expense reimbursements	1.23%	1.37%	1.24%	1.15%	1.31%
Portfolio turnover	5%	1%	3%	1%	3%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P Midcap Index Fund Direct Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$26.69	$28.41	$30.95	$26.54	$23.11
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.23	0.26	0.25	0.24	0.30
Net gain (loss) on securities (both realized and unrealized)	2.95	2.73	(0.36)	5.61	4.81
Total from investment operations	3.18	2.99	(0.11)	5.85	5.11
LESS DISTRIBUTIONS
Dividends from net investment income	(0.21)	(0.24)	(0.28)	(0.24)	(0.27)
Distributions from capital gains	(3.91)	(4.47)	(2.15)	(1.20)	(1.41)
Total distributions	(4.12)	(4.71)	(2.43)	(1.44)	(1.68)
Net asset value, end of year	$25.75	$26.69	$28.41	$30.95	$26.54

Total return	13.01%	11.86%	(0.45)%	22.63%	23.39%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$113,149	$136,371	$140,361	$169,020	$143,699
Ratio of expenses to average net assets:
Before expense reimbursements	0.64%	0.62%	0.62%	0.63%	0.64%
After expense reimbursements	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.83%	0.98%	0.81%	0.76%	1.04%
After expense reimbursements	0.89%	1.02%	0.85%	0.81%	1.10%
Portfolio turnover	34%	11%	15%	10%	8%

K Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$26.43	$28.18	$30.69	$26.38	$23.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.10	0.13	0.10	0.09	0.18
Net gain (loss) on securities (both realized and unrealized)	2.92	2.71	(0.35)	5.58	4.77
Total from investment operations	3.02	2.84	(0.25)	5.67	4.95
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)	(0.12)	(0.11)	(0.16)	(0.16)
Distributions from capital gains	(3.91)	(4.47)	(2.15)	(1.20)	(1.41)
Total distributions	(4.01)	(4.59)	(2.26)	(1.36)	(1.57)
Net asset value, end of year	$25.44	$26.43	$28.18	$30.69	$26.38

Total return	12.45%	11.31%	(0.93)%	22.01%	22.75%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$5,442	$5,086	$5,244	$7,355	$7,587
Ratio of expenses to average net assets:
Before expense reimbursements	1.14%	1.12%	1.12%	1.13%	1.14%
After expense reimbursements	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.33%	0.48%	0.31%	0.26%	0.54%
After expense reimbursements	0.39%	0.51%	0.35%	0.31%	0.61%
Portfolio turnover	34%	11%	15%	10%	8%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P Smallcap Index Fund Direct Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$20.87	$20.60	$21.55	$19.62	$15.71
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.13	0.12	0.14	0.10	0.14
Net gain (loss) on securities (both realized and unrealized)	2.36	2.29	0.58	3.26	3.94
Total from investment operations	2.49	2.41	0.72	3.36	4.08
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.14)	(0.13)	(0.09)	(0.14)
Distributions from capital gains	(0.91)	(2.00)	(1.54)	(1.34)	(0.03)
Total distributions	(1.03)	(2.14)	(1.67)	(1.43)	(0.17)
Net asset value, end of year	$22.33	$20.87	$20.60	$21.55	$19.62

Total return	12.12%	12.48%	3.50%	17.28%	26.14%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$56,076	$47,351	$40,823	$41,651	$34,838
Ratio of expenses to average net assets:
Before expense reimbursements	0.80%	0.77%	0.78%	0.82%	0.89%
After expense reimbursements	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.54%	0.56%	0.62%	0.38%	0.57%
After expense reimbursements	0.60%	0.60%	0.66%	0.46%	0.72%
Portfolio turnover	31%	12%	12%	13%	15%

K Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$20.47	$20.24	$21.19	$19.36	$15.52
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.02	0.02	0.03	(0.01)	0.06
Net gain (loss) on securities (both realized and unrealized)	2.31	2.25	0.58	3.21	3.87
Total from investment operations	2.33	2.27	0.61	3.20	3.93
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.04)	(0.02)	(0.03)	(0.06)
Distributions from capital gains	(0.91)	(2.00)	(1.54)	(1.34)	(0.03)
Total distributions	(0.95)	(2.04)	(1.56)	(1.37)	(0.09)
Net asset value, end of year	$21.85	$20.47	$20.24	$21.19	$19.36

Total return	11.59%	11.89%	3.03%	16.64%	25.47%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$8,165	$9,279	$9,821	$11,448	$11,402
Ratio of expenses to average net assets:
Before expense reimbursements	1.30%	1.28%	1.28%	1.32%	1.39%
After expense reimbursements	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.04%	0.06%	0.12%	(0.13)%	0.10%
After expense reimbursements	0.10%	0.10%	0.16%	(0.04)%	0.25%
Portfolio turnover	31%	12%	12%	13%	15%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Core Value Fund Direct Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$26.82	$25.26	$25.98	$21.58	$18.13
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.43	0.48	0.48	0.38	0.37
Net gain (loss) on securities (both realized and unrealized)	1.81	1.94	(0.74)	4.42	3.37
Total from investment operations	2.24	2.42	(0.26)	4.80	3.74
LESS DISTRIBUTIONS
Dividends from net investment income	(0.59)	(0.50)	(0.46)	(0.40)	(0.29)
Distributions from capital gains	(3.47)	(0.36)	—	—	—
Total distributions	(4.06)	(0.86)	(0.46)	(0.40)	(0.29)
Net asset value, end of year	$25.00	$26.82	$25.26	$25.98	$21.58

Total return	9.10%	9.83%	(1.07)%	22.45%	20.80%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$176,929	$175,317	$180,408	$196,820	$157,350
Ratio of expenses to average net assets:	0.75%	0.78%	0.76%	0.83%	0.84%
Ratio of net investment income (loss) to average net assets	1.71%	1.90%	1.80%	1.58%	1.83%
Portfolio turnover	9%	20%	3%	3%	5%

K Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$26.61	$25.09	$25.76	$21.40	$18.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.30	0.35	0.34	0.25	0.27
Net gain (loss) on securities (both realized and unrealized)	1.79	1.93	(0.73)	4.39	3.34
Total from investment operations	2.09	2.28	(0.39)	4.64	3.61
LESS DISTRIBUTIONS
Dividends from net investment income	(0.48)	(0.40)	(0.28)	(0.28)	(0.21)
Distributions from capital gains	(3.47)	(0.36)	—	—	—
Total distributions	(3.95)	(0.76)	(0.28)	(0.28)	(0.21)
Net asset value, end of year	$24.75	$26.61	$25.09	$25.76	$21.40

Total return	8.57%	9.30%	(1.56)%	21.81%	20.20%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$5,369	$5,897	$5,789	$7,413	$7,924
Ratio of expenses to average net assets:	1.25%	1.28%	1.26%	1.33%	1.34%
Ratio of net investment income (loss) to average net assets	1.22%	1.40%	1.30%	1.08%	1.33%
Portfolio turnover	9%	20%	3%	3%	5%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

European Growth & Income Fund Direct Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$7.95	$8.47	$9.64	$8.37	$7.40
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.20	0.23	0.22	0.20	0.23
Net gain (loss) on securities (both realized and unrealized)	1.35	(0.53)	(1.17)	1.30	0.94
Total from investment operations	1.55	(0.30)	(0.95)	1.50	1.17
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.22)	(0.22)	(0.23)	(0.20)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.22)	(0.22)	(0.22)	(0.23)	(0.20)
Net asset value, end of year	$9.28	$7.95	$8.47	$9.64	$8.37

Total return	19.68%	(3.49)%	(9.91)%	17.92%	15.96%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$7,330	$5,445	$5,906	$8,452	$7,306
Ratio of expenses to average net assets:
Before expense reimbursements	1.41%	1.30%	1.26%	1.29%	1.38%
After expense reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.96%	2.58%	2.17%	1.81%	2.46%
After expense reimbursements	2.37%	2.88%	2.43%	2.10%	2.84%
Portfolio turnover	0%	0%	0%	15%	3%

K Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$7.98	$8.50	$9.68	$8.38	$7.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.16	0.19	0.18	0.14	0.19
Net gain (loss) on securities (both realized and unrealized)	1.36	(0.53)	(1.17)	1.30	0.95
Total from investment operations	1.52	(0.34)	(0.99)	1.44	1.14
LESS DISTRIBUTIONS
Dividends from net investment income	(0.19)	(0.18)	(0.19)	(0.14)	(0.17)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.19)	(0.18)	(0.19)	(0.14)	(0.17)
Net asset value, end of year	$9.31	$7.98	$8.50	$9.68	$8.38

Total return	19.19%	(3.99)%	(10.34)%	17.19%	15.47%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$3,794	$3,609	$4,254	$5,535	$5,795
Ratio of expenses to average net assets:
Before expense reimbursements	1.90%	1.80%	1.76%	1.79%	1.88%
After expense reimbursements	1.50%	1.50%	1.50%	1.49%	1.50%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.51%	2.09%	1.70%	1.22%	1.92%
After expense reimbursements	1.92%	2.39%	1.96%	1.51%	2.31%
Portfolio turnover	0%	0%	0%	15%	3%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Nasdaq-100 Index Fund Direct Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$12.25	$11.00	$10.47	$7.92	$7.04
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.10	0.09	0.11	0.11	0.08
Net gain (loss) on securities (both realized and unrealized)	2.98	1.27	0.49	2.55	0.86
Total from investment operations	3.08	1.36	0.60	2.66	0.94
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)	(0.11)	(0.07)	(0.11)	(0.06)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.09)	(0.11)	(0.07)	(0.11)	(0.06)
Net asset value, end of year	$15.24	$12.25	$11.00	$10.47	$7.92

Total return	25.29%	12.46%	5.78%	33.77%	13.46%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$460,021	$298,123	$231,322	$106,475	$54,259
Ratio of expenses to average net assets:
Before expense reimbursements	0.73%	0.74%	0.75%	0.79%	0.83%
After expense reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.50%	0.57%	0.72%	0.95%	0.73%
After expense reimbursements	0.74%	0.82%	0.98%	1.25%	1.08%
Portfolio turnover	4%	7%	9%	3%	13%

K Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$11.93	$10.69	$10.18	$7.71	$6.85
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) (a)	0.03	0.03	0.05	0.06	0.04
Net gain (loss) on securities (both realized and unrealized)	2.91	1.24	0.48	2.48	0.84
Total from investment operations	2.94	1.27	0.53	2.54	0.88
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.03)	(0.02)	(0.07)	(0.02)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.04)	(0.03)	(0.02)	(0.07)	(0.02)
Net asset value, end of year	$14.83	$11.93	$10.69	$10.18	$7.71

Total return	24.70%	11.96%	5.25%	33.11%	12.95%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$22,427	$15,500	$17,799	$12,214	$9,700
Ratio of expenses to average net assets:
Before expense reimbursements	1.23%	1.24%	1.25%	1.29%	1.33%
After expense reimbursements	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.00%	0.05%	0.22%	0.39%	0.24%
After expense reimbursements	0.24%	0.30%	0.48%	0.69%	0.58%
Portfolio turnover	4%	7%	9%	3%	13%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Green Alpha Fund Direct Shares	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	March 12, 2013(c) to August 31, 2013
Net asset value, beginning of year	$14.53	$13.67	$15.90	$11.96	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.02	(0.03)	(0.08)	(0.08)	(0.01)
Net gain (loss) on securities (both realized and unrealized)	2.77	0.89	(2.15)	4.02	1.97
Total from investment operations	2.79	0.86	(2.23)	3.94	1.96
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	—	—	—
Distributions from capital gains	—	—	— (b)	—	—
Total distributions	—	—	—	—	—
Net asset value, end of year	$17.32	$14.53	$13.67	$15.90	$11.96

Total return	19.20%	6.29%	(14.02)%	32.94%	19.60%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$40,256	$36,880	$29,596	$22,436	$4,623
Ratio of expenses to average net assets:
Before expense reimbursements	1.30%	1.31%	1.34%	1.54%	5.16%
After expense reimbursements	1.30%	1.31%	1.34%	1.31%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.13%	(0.22)%	(0.53)%	(0.78)%	(4.11)%
After expense reimbursements	0.13%	(0.22)%	(0.53)%	(0.55)%	(0.19)%
Portfolio turnover	24%	13%	22%	5%	12%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(c)	Commencement of operations.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements	August 31, 2017

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund seeks as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Shelton Core Value Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy by investing in common stocks of companies believed to be leaders in managing environmental risks and opportunities. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

The Shelton Funds began offering additional classes of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to its Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Core Value Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The Fund intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(f) Concentration – The California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2017

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2014-2016), or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at August 31, 2017 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)			Level 1(a)	Level 1(a)	Level 2(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities		Total Investment	Futures Contracts - Assets(d)	Written Options - Liabilities	Written Options - Liabilities
California Tax-Free Income Fund	$—	$74,521,994	$—		$74,521,994	$—	$—	$—
U.S. Government Securities Fund	—	21,858,275	—		21,858,275	—	—	—
Short-Term U.S. Government Bond Fund	—	5,238,409	—		5,238,409	—	—	—
The United States Treasury Trust Fund	—	59,029,376	—		59,029,376	—	—	—
S&P 500 Index Fund	163,098,570	—	1,827	(e)	163,100,397	2,849	—	—
S&P MidCap Index Fund	117,793,596	399,599	—		118,193,195	5,920	—	—
S&P SmallCap Index Fund	63,931,685	—	—		63,931,685	2,700	—	—
Shelton Core Value Fund	139,153,015	34,182,433	1,000,000	(f)	174,335,448	—	(210,230)	(21,600)
European Growth & Income Fund	10,444,829	299,847	—		10,744,676	—	—	—
Nasdaq-100 Index Fund	470,776,005	9,693,230	—		480,469,235	110,946	—	—
Shelton Green Alpha Fund	35,069,249	—	—		35,069,249	—	—	—

(a)	It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of August 31, 2017.
(b)
All publicly traded common stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.
(e)	Rights
(f)	Preferred Stock

Level 3 Securities	S&P 500 Index Fund	Shelton Core Value Fund
Beginning Balance	$1,857	$1,600,000
Net Purchases	—	—
Net Sales	—	—
Total Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	(30)	(600,000)
Accrued Interest	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance	$1,827	$1,000,000

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2017

	Fair Value as of 8/31/16	Valuation Techniques	Unobservable Input*	Input Values	Impact to valuation from an increase to input**
Safeway, Inc. CVR-Non Tradeable	$1,827	Market comparables and liquidation value	Based on independent valuation firm assessment of fair market value	$ .03-1.01	Increase in unobservable input will decrease the value
Amerityre Corp. 5% Preferred Conv.	$1,000,000	Market comparables and estimated recovery proceeds	Discount for lack of marketability	50% of Par Value	Increase in unobservable input will decrease the value

*	Market quote on Amerityre common stock, five-year treasury yield and the option value of the conversion of preferred stock to common stock.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, Shelton Green Alpha Fund and European Growth & Income Fund can use futures contracts and strategies for achieving their investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances the Funds may follow a number of investment policies to achieve their objectives. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At August 31, 2017, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund was 3, 4, 4, and 101, respectively. The Shelton Core Value Fund, European Growth & Income Fund and Shelton Green Alpha Fund held no futures contracts at August 31, 2017. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities for the year ended August 31, 2017:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Receivable
S&P 500 Index Fund – Equity contracts	$2,849
S&P MidCap Index Fund – Equity contracts	5,920
S&P SmallCap Index Fund – Equity contracts	2,700
Nasdaq-100 Index Fund – Equity contracts	110,946

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2017:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund – Equity contracts	$573,358	$(55,572)
S&P MidCap Index Fund – Equity contracts	$168,186	$(12,500)
S&P SmallCap Index Fund – Equity contracts	$289,816	$(56,445)
Nasdaq-100 Index Fund – Equity contracts	$2,575,557	$278,252

The previously disclosed derivative instruments outstanding as of August 31, 2017, and their effect on the Statement of Operations for the period ending August 31, 2017, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Monthly Notional Value
S&P 500 Index Fund – Equity contracts	$2,908,704
S&P MidCap Index Fund – Equity contracts	$1,574,782
S&P SmallCap Index Fund – Equity contracts	$1,700,412
Nasdaq-100 Index Fund – Equity contracts	$11,700,687

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2017

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
The United States Treasury Trust	0.50%	0.45%	0.40%	0.40%
Short-Term U.S. Government Bond Fund	0.50%	0.50%	0.45%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Core Value Fund	0.50%	0.50%	0.45%	0.40%
European Growth & Income Fund	0.85%	0.85%	0.85%	0.85%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Green Alpha Fund(a)	1.00%	1.00%	1.00%	1.00%

(a)	The Advisor pays Green Alpha Advisors a sub-advisor fee of 0.50%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until January 2, 2018, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the period ended August 31, 2017 are as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	Expiration
U.S. Government Securities Fund	0.07%	0.74%	1.24%	1/2/18
Short-Term U.S. Government Bond Fund	0.38%	0.59%	1.09%	1/2/18
The United States Treasury Trust(a)	0.18%	0.30%	0.30%	1/2/18
S&P 500 Index Fund	0.12%	0.36%	0.86%	1/2/18
S&P MidCap Index Fund	0.06%	0.58%	1.08%	1/2/18
S&P SmallCap Index Fund	0.06%	0.74%	1.24%	1/2/18
European Growth & Income Fund	0.41%	1.00%	1.50%	1/2/18
Nasdaq-100 Index Fund	0.24%	0.49%	0.99%	1/2/18

(a)
The Advisor is waiving fees to keep the yield non-negative for the United States Treasury Trust. After August 15, 2017, the advisor waived management fees and class specific fees to maintain an expense limit of 0.30% on Direct and K shares. The Advisor is currently waiving 12b-1 fees and shareholder servicing fees on United States Treasury Trust.

At August 31, 2017, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $4,109,560. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/18	Expires 8/31/19	Expires 8/31/20	Total
U.S. Government Securities Fund	$24,827	$20,081	$16,422	$61,330
Short-Term U.S. Government Bond Fund	26,812	24,167	23,105	74,084
The United States Treasury Trust	665,667	362,655	120,514	1,148,836
S&P 500 Index Fund	155,206	145,091	182,805	483,102
S&P MidCap Index Fund	62,001	52,995	72,425	187,421
S&P SmallCap Index Fund	20,187	18,440	39,066	77,693
European Growth & Income Fund	31,088	27,667	40,935	99,690
Nasdaq-100 Index Fund	517,857	705,792	918,243	2,141,892
Total	$1,503,645	$1,356,888	$1,413,515	$4,274,048

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed on the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually. Teresa Axelson formerly served as CCO of the Trust under similar arrangements for the period of September 2016 to March 2017.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares. The Plan was amended to eliminate the Class A Shares. All A Share accounts were liquidated effective December 6, 2013. The United States Treasury Trust Fund is not charging its 12b-1 Fee.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2017

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund. The United States Treasury Trust Fund is not charging its Shareholder Servicing Fee.

For the period ended August 31, 2017, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b‑1 Fees		Class K Shareholder Service Fees
U.S. Government Securities Fund	$11,374		$11,374
The United States Treasury Trust	6,477	*	6,477	*
Short-Term U.S. Government Bond Fund	3,367		3,367
S&P 500 Index Fund	21,243		21,243
S&P MidCap Index Fund	13,922		13,922
S&P SmallCap Index Fund	25,376		25,376
Shelton Core Value Fund	15,186		15,186
European Growth & Income Fund	9,993		9,993
Nasdaq-100 Index fund	47,375		47,375

*	Fees waived by Advisor

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended August 31, 2017 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
California Tax-Free Income Fund	$5,520,965	$12,988,300	$5,520,965	$12,988,300
U.S. Government Securities Fund	2,295,582	3,938,576	—	—
Short-Term U.S. Government Bond Fund	2,009,996	1,525,483	—	—
S&P 500 Index Fund	9,054,487	6,918,694	9,054,487	6,918,694
S&P MidCap Index Fund	42,001,823	77,296,448	42,001,823	77,296,448
S&P SmallCap Index Fund	22,134,547	19,432,773	22,134,547	19,432,773
Core Value Fund	13,170,378	45,864,953	13,170,378	45,864,953
European Growth & Income Fund	28,017	8,434	28,017	8,434
Nasdaq-100 Index Fund	94,335,841	16,164,632	94,335,841	16,164,632
Green Alpha Fund	8,355,518	15,792,797	8,355,518	15,792,797

Note 4 - OPTIONS WRITTEN

Written Options Contracts. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At August 31, 2017, the Core Value Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$ 231,830

The effect of derivative instruments on the Funds’ Statement of Operations for the year ended August 31, 2017, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognize In Income	Realized Gain/ (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	$ 1,247,729	$ (12,921)

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2017

Volume of derivative instruments held by the Funds during the year ended August 31, 2017, was as follows:

Derivative Type	Unit Of Measurement	Average
Written Option Contracts	Contracts	$ (459,396)

Note 5 - TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2017, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards, paydowns, and treatment of accretion of discount have been reclassified to paid-in capital. The reclassifications were as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
U.S. Government Securities Fund	$—	$8,438	$(8,438)
California Tax-Free Income Fund	—	(29,973)	$29,973
Short-Term U.S. Government Bond Fund	(2)	124	(122)
S&P Mid Cap Index Fund	16,492,468	153	(16,492,621)
Core Value Fund	—	87,836	(87,836)
European Growth & Income Fund	—	(99)	99

There were no net operating losses offset to Paid-in-Capital included in the amounts reclassified above.

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2017 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Other Differences	Total Distributable Earnings/ Accumulated Loss
California Tax-Free Income Fund	$36,129	(1)	$234,826	$—	$4,093,374	$(32,116)	4,332,213
U.S. Government Securities Fund	3,764		—	(376,271)	321,794	(509)	(51,222)
Short-Term U.S. Government Bond Fund	19		—	(929)	169	(21)	(762)
The United States Treasury Trust	—		—	(2,296)	—	—	(2,296)
S&P 500 Index Fund	751,656		2,381,919	—	95,788,631	—	98,922,206
S&P Mid Cap Index Fund	326,327		9,280,910	—	37,138,141	—	46,745,378
S&P Small Cap Index Fund	834,200		6,653,302	—	15,157,606	—	22,645,108
Core Value Fund	1,611,726		20,133,228	—	57,526,845	—	79,271,799
European Growth & Income Fund	16,735		—	(1,467,771)	2,558,983	—	1,107,947
Nasdaq-100 Index Fund	1,059,619		3,677,769	—	155,929,835	—	160,667,223
Green Alpha Fund	48,526		1,115,270	—	5,794,679	—	6,958,475

(1)	Tax-exempt income

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, the treatment of accretion of discounts, and certain other investments. Other differences consist of distributions payable as of August 31, 2017.

Elective Deferrals: The Funds have not elected to defer capital losses recognized during the period November 1, 2016-August 31, 2017 to the period ending August 31, 2018.

The Funds have not elected to defer ordinary losses to the period ending August 31, 2018.

Capital Losses: Capital loss carry forwards, as of August 31, 2017, available to offset future capital gains, if any, are as follows:

Expiring	Short-Term U.S. Government Bond Fund	U.S. Government Securities Fund	United States Treasury Trust Fund	European Growth & Income Fund
2018	$—	$131,001	$—	$124,746
2019	—	245,271	—	205,587
Long Term with No Expiration	929	—	—	1,135,524
Short Term with No Expiration	—	—	2,296	1,914
Total	$929	$376,272	$2,296	$1,467,771

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2017

The tax character of distributions paid during the years ended August 31, 2017 and 2016 were as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains (a)	Exempt- Interest Dividends	Total Distributions
California Tax-Free Income Fund	2016	$—	$—	$—	$2,175,617	$2,175,617
	2017	—	—	382,825	1,808,992	2,191,817
U.S. Government Securities Fund	2016	—	304,564	—	—	304,564
	2017	—	351,966	—	—	351,966
Short-Term U.S. Government Bond Fund	2016	—	9,179	—	—	9,179
	2017	—	22,223	1,286	—	23,509
The United States Treasury Trust	2016	—	—	—	—	—
	2017	—	16,585	—	—	16,585
S&P 500 Index Fund	2016	—	2,597,816	3,233,627	—	5,831,443
	2017	—	3,026,980	1,261,699	—	4,288,679
S&P Mid Cap Index Fund	2016	—	1,309,627	22,196,144	—	23,505,771
	2017	—	1,909,057	16,075,128	—	17,984,185
S&P Small Cap Index Fund	2016	—	408,132	4,842,659	—	5,250,791
	2017	—	515,196	2,359,926	—	2,875,122
Shelton Core Value Fund	2016	—	3,534,457	2,624,819	—	6,159,276
	2017	—	7,119,111	20,267,299	—	27,386,410
European Growth & Income Fund	2016	—	234,972	—	—	234,972
	2017	—	245,476	—	—	245,476
Nasdaq-100 Index Fund	2016	—	2,545,230	—	—	2,545,230
	2017	—	2,574,293	—	—	2,574,293
Green Alpha Fund	2016	—	—	—	—	—
	2017	—	—	—	—	—

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2017.

Note 6 - OFFSETTING OF FINANCIAL INSTRUMENTS AND DERIVATIVE ASSETS AND LIABILITIES

The following is a summary of financial and derivative instruments and collateral received and pledged in connection with such arrangements.

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received	Net Amount
S&P 500 Index Fund:	Assets
	Futures Contracts	$2,849	$—	$2,849	$—	$—	$2,849
		2,849	—	2,849	—	—	2,849
	Liabilities
	Future Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—

S&P MidCap Index Fund:	Assets
	Futures Contracts	$5,920	$—	$5,920	$—	$—	$5,920
		5,920	—	5,920	—	—	5,920
	Liabilities
	Future Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—

S&P SmallCap Index Fund:	Assets
	Futures Contracts	$2,700	$—	$2,700	$—	$—	$2,700
		2,700	—	2,700	—	—	2,700
	Liabilities
	Future Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2017

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received	Net Amount
Nasdaq-100 Index Fund:	Assets
	Futures Contracts	$110,946	$—	$110,946	$—	$—	$110,946
		110,946	—	110,946	—	—	110,946
	Liabilities
	Future Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—

Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 7 - SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2017, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements, and has determined that there were no subsequent events requiring recognition or disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Shelton Funds
Denver, Colorado

We have audited the accompanying statements of assets and liabilities of California Tax-Free Income Fund, U.S. Government Securities Fund, Short-term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund, each a series of shares of beneficial interest of the Shelton Funds (the “Trust”), including the portfolios of investments, as of August 31, 2017 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and with respect to Shelton Green Alpha Fund, the financial highlights for each of the four years in the period then ended and for the period March 12, 2013 (commencement of operations) to August 31, 2013. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmations of securities owned as of August 31, 2017, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Income Fund, U.S. Government Securities Fund, Short-term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund as of August 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and with respect to Shelton Green Alpha Fund, the financial highlights for each of the four years in the period then ended and for the period March 12, 2013 (commencement of operations) to August 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2017

Fund Holdings (Unaudited)

The Fund holdings shown in this report are as of August 31, 2017. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC- 0330. The information filed in the form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2016, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chairman Trustee	Since August, 1998 Since July, 2011
Kevin T. Kogler	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Trustee	Since May, 2006
Marco L. Quazzo	1050 17th Street, Suite 1710 Denver, CO 80265	1962	Trustee	Since August, 2014
Stephen H. Sutro	1050 17th Street, Suite 1710 Denver, CO 80265	1969	Trustee	Since May, 2006
William P. Mock	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Treasurer	Since February, 2010
Gregory T. Pusch	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chief Compliance Officer, Secretary	Since March, 2017

Each Trustee oversees the Trust’s eleven Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*
Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

THIS PAGE INTENTIONALLY LEFT BLANK

1050 17th St, Ste 1710
Denver, CO 80265

ITEM 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)
Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	N/A

(a)(3)
The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient to satisfy the requirements.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $131,400 for the fiscal year ended August 31, 2017 and $127,600 for the fiscal year ended August 31, 2016.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)	Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $27,750 for the fiscal year ended August 31, 2017 and $26,950 for the fiscal year ended August 31, 2016.

(d)	All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1)	The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;

(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

(iii)
pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	N/A

(g)
The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended August 31, 2017 and $0 for the fiscal year ended August 31, 2016.

(h)	N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: November 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: November 3, 2017

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: November 3, 2017